UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Intermediate Bond Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	39	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	48	Notes to the financial statements.
Board Approval of	58
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,007.70	$ 3.78
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81

Semiannual Report	4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class T
Actual	$ 1,000.00	$ 1,007.30	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Class B
Actual	$ 1,000.00	$ 1,003.80	$ 7.65
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.70
Class C
Actual	$ 1,000.00	$ 1,003.40	$ 8.05
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10
Institutional Class
Actual	$ 1,000.00	$ 1,008.60	$ 2.89
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	76%
Class T	85%
Class B	1.54%
Class C	1.62%
Institutional Class	58%

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Average Years to Maturity as of April 30, 2006
6 months ago
Years	4.6	4.7

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of April 30, 2006
6 months ago
Years	3.4	3.4

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 24.7%
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – 2.3%
Automobiles – 0.1%
Ford Motor Co. 6.625% 10/1/28	$ 1,895,000	$ 1,298,075
Household Durables – 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	2,375,000	2,318,211
Media – 1.8%
AOL Time Warner, Inc. 6.875% 5/1/12	1,180,000	1,230,799
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3%
10/15/06	2,000,000	2,014,514
BSKYB Finance UK PLC 5.625% 10/15/15 (c)	3,035,000	2,903,336
Comcast Corp.:
4.95% 6/15/16	1,855,000	1,678,769
5.9% 3/15/16	3,000,000	2,925,636
Cox Communications, Inc. 4.625% 6/1/13	3,735,000	3,394,405
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,016,207
Liberty Media Corp.:
5.7% 5/15/13 (b)	1,500,000	1,395,000
8.25% 2/1/30	1,665,000	1,595,533
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,083,080
News America, Inc. 4.75% 3/15/10	2,000,000	1,939,710
Time Warner, Inc. 9.125% 1/15/13	1,545,000	1,778,592
Univision Communications, Inc. 3.875% 10/15/08	1,600,000	1,526,322
Viacom, Inc. 5.75% 4/30/11 (c)	1,615,000	1,603,162
		27,085,065
Multiline Retail – 0.2%
The May Department Stores Co. 4.8% 7/15/09	3,065,000	2,999,955

TOTAL CONSUMER DISCRETIONARY		33,701,306

CONSUMER STAPLES 0.6%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	1,620,000	1,495,838
Food Products 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(h)	1,655,000	1,681,794
Personal Products 0.1%
Avon Products, Inc. 5.125% 1/15/11	1,335,000	1,306,833
Tobacco 0.3%
Philip Morris Companies, Inc. 7.65% 7/1/08	4,635,000	4,830,657

TOTAL CONSUMER STAPLES		9,315,122

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

ENERGY 2.4%
Energy Equipment & Services – 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	$ 1,555,000	$ 1,506,571
Petronas Capital Ltd. 7% 5/22/12 (c)	4,495,000	4,794,668
Weatherford International Ltd. 4.95% 10/15/13	2,315,000	2,190,916
		8,492,155
Oil, Gas & Consumable Fuels – 1.8%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,965,000	1,905,254
Duke Capital LLC 6.25% 2/15/13	3,250,000	3,305,868
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,040,000	1,034,160
Enterprise Products Operating LP:
4.625% 10/15/09	1,290,000	1,246,094
4.95% 6/1/10	760,000	735,732
5.6% 10/15/14	380,000	363,960
Kerr-McGee Corp. 6.875% 9/15/11	1,595,000	1,662,788
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	2,100,000	1,966,627
5.35% 8/15/07	1,070,000	1,064,263
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	3,850,000	3,782,413
Nexen, Inc.:
5.05% 11/20/13	1,485,000	1,409,477
5.2% 3/10/15	1,185,000	1,120,604
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	980,000	929,040
6.125% 8/15/08	1,000,000	1,006,000
7.375% 12/15/14	2,020,000	2,141,200
7.875% 2/1/09 (h)	3,000,000	3,145,500
		26,818,980

TOTAL ENERGY		35,311,135

FINANCIALS – 11.1%
Capital Markets 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	1,300,000	1,250,532
4.25% 9/4/12 (h)	1,510,000	1,486,628
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,000,000	2,896,893
6.6% 1/15/12	3,000,000	3,130,122
Legg Mason, Inc. 6.75% 7/2/08	4,235,000	4,348,320
Lehman Brothers Holdings E-Capital Trust I 5.55%
8/19/65 (c)(h)	1,100,000	1,103,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Capital Markets continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 2,740,000	$ 2,625,432
Morgan Stanley 5.05% 1/21/11	4,100,000	4,001,703
		20,842,860
Commercial Banks – 1.6%
Bank of America Corp.:
4.5% 8/1/10	6,132,000	5,918,459
7.4% 1/15/11	4,400,000	4,730,972
Export-Import Bank of Korea 5.125% 2/14/11	2,955,000	2,887,880
FleetBoston Financial Corp. 3.85% 2/15/08	1,000,000	975,174
Korea Development Bank:
3.875% 3/2/09	2,900,000	2,780,044
4.75% 7/20/09	1,300,000	1,272,651
Wachovia Bank NA 4.875% 2/1/15	2,600,000	2,419,734
Wachovia Corp. 4.875% 2/15/14	1,970,000	1,848,725
Woori Bank 6.125% 5/3/16 (c)(h)	1,315,000	1,314,211
		24,147,850
Consumer Finance – 1.2%
Capital One Bank 6.5% 6/13/13	2,315,000	2,397,926
Capital One Financial Corp. 5.5% 6/1/15	2,000,000	1,921,220
Ford Motor Credit Co. 7.875% 6/15/10	3,500,000	3,232,299
Household Finance Corp. 4.125% 11/16/09	5,990,000	5,735,671
Household International, Inc. 5.836% 2/15/08	2,550,000	2,570,788
MBNA America Bank NA 7.125% 11/15/12	1,000,000	1,076,994
		16,934,898
Diversified Financial Services – 1.1%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,496,411
Citigroup, Inc. 5.125% 2/14/11	2,611,000	2,569,903
International Lease Finance Corp. 4.375% 11/1/09	2,000,000	1,914,222
JPMorgan Chase & Co.:
4.875% 3/15/14	2,190,000	2,049,144
5.75% 1/2/13	7,500,000	7,499,123
		15,528,803
Insurance – 1.1%
Aegon NV 4.75% 6/1/13	3,400,000	3,191,420
Axis Capital Holdings Ltd. 5.75% 12/1/14	2,100,000	2,008,304
Marsh & McLennan Companies, Inc.:
5.15% 9/15/10	1,300,000	1,261,878
7.125% 6/15/09	1,480,000	1,536,530

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Insurance – continued
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	$ 3,000,000	$ 3,042,027
Symetra Financial Corp. 6.125% 4/1/16 (c)	1,335,000	1,305,395
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,236,927
8.125% 4/15/10	1,750,000	1,894,510
		16,476,991
Real Estate 4.2%
Archstone Smith Operating Trust:
5.25% 12/1/10	4,350,000	4,267,911
5.25% 5/1/15	1,540,000	1,459,441
Arden Realty LP:
5.2% 9/1/11	1,200,000	1,185,292
7% 11/15/07	3,460,000	3,552,157
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,367,013
Boston Properties, Inc. 6.25% 1/15/13	1,905,000	1,947,661
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,310,000	3,172,506
5.625% 12/15/10	2,095,000	2,066,841
5.75% 4/1/12	1,035,000	1,022,279
BRE Properties, Inc.:
4.875% 5/15/10	1,765,000	1,711,069
5.95% 3/15/07	875,000	875,045
Camden Property Trust:
4.375% 1/15/10	1,450,000	1,392,505
5.875% 11/30/12	1,700,000	1,692,003
CarrAmerica Realty Corp.:
5.25% 11/30/07	1,940,000	1,934,867
5.5% 12/15/10	2,070,000	2,061,656
Colonial Properties Trust 4.75% 2/1/10	2,315,000	2,231,466
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,325,000	2,223,618
5.25% 4/15/11	4,660,000	4,522,721
EOP Operating LP:
4.65% 10/1/10	6,440,000	6,173,738
4.75% 3/15/14	1,070,000	981,604
6.75% 2/15/12	670,000	697,018
Equity Residential 5.125% 3/15/16	1,530,000	1,429,271
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	4,145,000	3,968,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Real Estate continued
iStar Financial, Inc.:
5.375% 4/15/10	$ 695,000	$ 682,592
5.8% 3/15/11	3,895,000	3,863,135
Mack Cali Realty LP 7.25% 3/15/09	800,000	829,087
Post Apartment Homes LP 5.45% 6/1/12	1,800,000	1,721,394
Simon Property Group LP:
4.6% 6/15/10	1,215,000	1,170,605
5.1% 6/15/15	1,800,000	1,684,771
		61,888,025
Thrifts & Mortgage Finance – 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	1,890,000	1,748,242
Independence Community Bank Corp.:
3.5% 6/20/13 (h)	500,000	478,179
3.75% 4/1/14 (h)	2,610,000	2,471,657
Washington Mutual, Inc. 4.625% 4/1/14	3,080,000	2,791,931
		7,490,009

TOTAL FINANCIALS		163,309,436

INDUSTRIALS – 1.8%
Aerospace & Defense – 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	1,995,000	1,917,113
Bombardier, Inc. 6.3% 5/1/14 (c)	1,575,000	1,452,938
		3,370,051
Airlines – 1.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	179,494	182,300
6.978% 10/1/12	473,028	484,675
7.024% 4/15/11	1,370,000	1,407,675
7.324% 4/15/11	500,000	485,000
7.858% 4/1/13	2,000,000	2,126,822
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,675,732	2,679,822
7.056% 3/15/11	1,330,000	1,368,354
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	2,020,000	2,020,000
U.S. Airways pass thru trust certificates 6.85% 7/30/19	978,139	998,925
United Airlines pass thru Certificates:
6.071% 9/1/14	1,055,492	1,042,014

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Airlines – continued
United Airlines pass thru Certificates: – continued
6.201% 3/1/10	$ 447,887	$ 447,887
6.602% 9/1/13	1,326,853	1,321,686
		14,565,160
Industrial Conglomerates – 0.3%
Hutchison Whampoa International 03/13 Ltd. 6.5%
2/13/13 (c)	4,330,000	4,429,521
Road & Rail 0.3%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,774,731
Norfolk Southern Corp. 5.257% 9/17/14	1,731,000	1,672,999
		4,447,730

TOTAL INDUSTRIALS		26,812,462

MATERIALS 0.5%
Metals & Mining – 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (c)	5,580,000	5,734,929
Paper & Forest Products 0.1%
International Paper Co. 4.25% 1/15/09	1,165,000	1,125,622

TOTAL MATERIALS		6,860,551

TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 1.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,100,000	1,112,718
AT&T Broadband Corp. 8.375% 3/15/13	3,000,000	3,358,449
British Telecommunications PLC:
8.375% 12/15/10	295,000	327,719
8.875% 12/15/30	775,000	979,595
Deutsche Telekom International Finance BV 5.25% 7/22/13	1,445,000	1,380,565
SBC Communications, Inc. 4.125% 9/15/09	5,000,000	4,781,870
Sprint Capital Corp. 8.375% 3/15/12	2,050,000	2,304,895
Telecom Italia Capital:
4% 1/15/10	4,940,000	4,651,736
4.95% 9/30/14	1,780,000	1,629,348
Telefonos de Mexico SA de CV 4.75% 1/27/10	4,695,000	4,521,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
TELUS Corp. yankee 7.5% 6/1/07	$ 1,310,000	$ 1,337,245
Verizon Global Funding Corp. 7.25% 12/1/10	1,697,000	1,798,632
		28,184,569
Wireless Telecommunication Services – 0.5%
America Movil SA de CV 4.125% 3/1/09	1,010,000	968,113
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,820,000	3,086,295
Vodafone Group PLC 5.5% 6/15/11	2,540,000	2,511,796
		6,566,204

TOTAL TELECOMMUNICATION SERVICES		34,750,773

UTILITIES – 3.6%
Electric Utilities – 2.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,265,000	2,215,714
Exelon Corp.:
4.9% 6/15/15	1,075,000	988,630
6.75% 5/1/11	970,000	1,012,360
Exelon Generation Co. LLC 5.35% 1/15/14	3,000,000	2,881,047
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,073,045
Monongahela Power Co. 5% 10/1/06	1,370,000	1,366,394
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	413,378
Pepco Holdings, Inc.:
4% 5/15/10	1,270,000	1,190,455
6.45% 8/15/12	950,000	967,573
PPL Energy Supply LLC 5.7% 10/15/35	3,070,000	2,946,727
Progress Energy, Inc.:
5.625% 1/15/16	4,000,000	3,865,136
7.1% 3/1/11	1,800,000	1,901,599
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	3,780,632
TXU Energy Co. LLC 7% 3/15/13	3,210,000	3,324,514
		29,927,204
Gas Utilities 0.2%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,074,663
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (c)	1,180,000	1,168,200
		2,242,863

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

UTILITIES – continued
Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	$ 3,052,000	$ 3,232,553
TXU Corp. 5.55% 11/15/14	1,645,000	1,530,344
		4,762,897
Multi-Utilities – 1.1%
Dominion Resources, Inc.:
4.75% 12/15/10	2,050,000	1,966,018
6.25% 6/30/12	5,295,000	5,362,066
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	3,400,000	3,404,461
PSEG Funding Trust I 5.381% 11/16/07	3,392,000	3,379,650
Sempra Energy 7.95% 3/1/10	830,000	893,844
TECO Energy, Inc. 7% 5/1/12	1,170,000	1,205,100
		16,211,139

TOTAL UTILITIES		53,144,103

TOTAL NONCONVERTIBLE BONDS
(Cost $371,524,406)		363,204,888

U.S. Government and Government Agency Obligations 29.7%

U.S. Government Agency Obligations 10.9%
Fannie Mae:
3.25% 2/15/09	18,000,000	17,116,614
4.375% 7/17/13	4,850,000	4,560,930
5.25% 8/1/12	30,000,000	29,507,850
5.5% 3/15/11	10,790,000	10,888,826
6% 5/15/11	17,655,000	18,201,934
6.25% 2/1/11	735,000	759,681
Freddie Mac:
5.25% 11/5/12	1,405,000	1,370,429
5.75% 1/15/12	24,318,000	24,843,366
5.875% 3/21/11	2,655,000	2,701,120
6.625% 9/15/09	48,400,000	50,541,894

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		160,492,644
U.S. Treasury Inflation Protected Obligations 6.4%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	29,365,840	27,921,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Treasury Inflation Protected Obligations continued
U.S. Treasury Inflation-Indexed Notes: – continued
2% 1/15/14	$41,076,078	$40,082,114
2% 7/15/14	27,405,560	26,707,980

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		94,711,414
U.S. Treasury Obligations – 12.4%
U.S. Treasury Bonds 6.25% 5/15/30	970,000	1,096,251
U.S. Treasury Notes:
3.125% 4/15/09	25,000,000	23,803,700
3.375% 10/15/09	51,000,000	48,549,603
4.25% 8/15/13	35,902,000	34,248,533
4.375% 12/15/10	8,910,000	8,710,567
4.75% 5/15/14	67,425,000	66,168,649

TOTAL U.S. TREASURY OBLIGATIONS		182,577,303

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $456,431,065)		437,781,361

U.S. Government Agency Mortgage Securities 8.7%

Fannie Mae – 7.6%
3.749% 12/1/34 (h)	228,158	224,295
3.75% 9/1/33 (h)	1,008,635	983,731
3.75% 1/1/34 (h)	194,875	189,557
3.752% 10/1/33 (h)	198,035	193,207
3.752% 10/1/33 (h)	232,082	226,106
3.792% 6/1/34 (h)	883,509	854,282
3.829% 1/1/35 (h)	195,348	192,223
3.833% 4/1/33 (h)	614,130	603,088
3.847% 1/1/35 (h)	564,620	555,224
3.853% 11/1/34 (h)	1,174,872	1,156,850
3.854% 10/1/33 (h)	5,148,804	5,040,679
3.869% 1/1/35 (h)	335,913	330,720
3.913% 5/1/34 (h)	74,803	74,795
3.917% 12/1/34 (h)	171,370	168,774
3.957% 1/1/35 (h)	241,103	237,583
3.96% 5/1/33 (h)	66,966	65,892
3.978% 12/1/34 (h)	244,973	241,541
3.983% 12/1/34 (h)	1,234,154	1,216,888

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
3.988% 1/1/35 (h)	$ 160,209	$ 157,908
4% 8/1/18	3,398,429	3,177,463
4.006% 2/1/35 (h)	170,684	168,211
4.021% 2/1/35 (h)	155,188	153,103
4.048% 10/1/18 (h)	172,072	168,864
4.05% 1/1/35 (h)	102,451	100,985
4.066% 4/1/33 (h)	63,154	62,315
4.09% 2/1/35 (h)	114,413	112,808
4.091% 2/1/35 (h)	314,121	309,830
4.092% 2/1/35 (h)	109,656	108,233
4.106% 2/1/35 (h)	596,215	588,798
4.109% 1/1/35 (h)	344,355	339,799
4.115% 2/1/35 (h)	400,325	394,977
4.122% 1/1/35 (h)	601,313	593,820
4.144% 1/1/35 (h)	507,565	502,910
4.153% 2/1/35 (h)	312,009	308,025
4.166% 11/1/34 (h)	86,029	85,098
4.176% 1/1/35 (h)	287,910	284,420
4.178% 1/1/35 (h)	621,266	614,358
4.178% 1/1/35 (h)	408,744	397,462
4.188% 10/1/34 (h)	501,026	497,158
4.22% 3/1/34 (h)	162,871	159,550
4.223% 1/1/35 (h)	175,535	173,531
4.248% 1/1/34 (h)	535,756	526,177
4.25% 2/1/35 (h)	213,007	207,247
4.267% 2/1/35 (h)	115,353	114,128
4.27% 10/1/34 (h)	61,910	61,340
4.28% 8/1/33 (h)	390,529	385,823
4.283% 3/1/35 (h)	189,868	187,599
4.287% 7/1/34 (h)	149,474	149,011
4.294% 3/1/33 (h)	243,062	240,432
4.299% 5/1/35 (h)	263,968	261,230
4.315% 10/1/33 (h)	91,368	90,031
4.316% 3/1/33 (h)	96,997	94,373
4.339% 9/1/34 (h)	277,689	275,143
4.345% 6/1/33 (h)	119,787	118,468
4.354% 9/1/34 (h)	1,720,730	1,705,725
4.354% 9/1/34 (h)	650,598	648,594
4.356% 1/1/35 (h)	210,893	205,657
4.357% 4/1/35 (h)	134,853	133,322
4.362% 2/1/34 (h)	459,843	452,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.392% 1/1/35 (h)	$ 235,428	$ 233,173
4.393% 11/1/34 (h)	2,614,213	2,591,391
4.395% 5/1/35 (h)	590,490	583,971
4.398% 2/1/35 (h)	302,032	294,593
4.434% 10/1/34 (h)	961,170	953,749
4.436% 4/1/34 (h)	305,131	301,754
4.438% 3/1/35 (h)	274,251	267,622
4.465% 8/1/34 (h)	599,071	589,720
4.474% 5/1/35 (h)	152,742	151,246
4.481% 1/1/35 (h)	284,072	281,904
4.495% 3/1/35 (h)	648,333	633,629
4.5% 8/1/33 to 3/1/35	1,597,059	1,468,140
4.512% 10/1/35 (h)	91,797	90,674
4.521% 3/1/35 (h)	602,893	589,714
4.526% 2/1/35 (h)	3,233,648	3,189,444
4.54% 2/1/35 (h)	1,263,500	1,253,960
4.541% 7/1/34 (h)	289,589	289,962
4.543% 2/1/35 (h)	133,953	132,967
4.545% 7/1/35 (h)	715,812	708,668
4.546% 2/1/35 (h)	192,810	191,323
4.555% 1/1/35 (h)	421,585	418,567
4.559% 9/1/34 (h)	768,836	763,931
4.579% 2/1/35 (h)	583,887	572,922
4.579% 7/1/36 (h)	1,432,680	1,428,540
4.584% 8/1/34 (h)	273,607	273,732
4.584% 7/1/35 (h)	784,072	776,749
4.587% 2/1/35 (h)	1,912,538	1,874,192
4.618% 7/1/34 (h)	7,699,230	7,658,348
4.626% 11/1/34 (h)	626,080	615,575
4.629% 9/1/34 (h)	87,347	87,464
4.633% 3/1/35 (h)	103,162	102,481
4.641% 1/1/33 (h)	137,769	136,929
4.668% 11/1/34 (h)	675,191	664,597
4.677% 3/1/35 (h)	1,574,836	1,565,639
4.704% 3/1/35 (h)	343,155	337,002
4.705% 10/1/32 (h)	49,341	49,225
4.726% 7/1/34 (h)	559,626	551,976
4.728% 1/1/35 (h)	938,451	934,087
4.731% 2/1/33 (h)	42,253	42,045
4.74% 10/1/34 (h)	760,031	749,512
4.746% 1/1/35 (h)	36,192	36,010

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.747% 10/1/32 (h)	$ 52,188	$ 51,927
4.78% 12/1/34 (h)	530,595	522,997
4.798% 12/1/32 (h)	280,191	279,163
4.798% 12/1/34 (h)	209,646	206,854
4.812% 6/1/35 (h)	939,094	933,469
4.815% 2/1/33 (h)	281,648	280,547
4.815% 5/1/33 (h)	10,604	10,567
4.83% 8/1/34 (h)	219,981	219,592
4.844% 11/1/34 (h)	613,570	606,096
4.873% 10/1/34 (h)	2,294,151	2,267,975
4.969% 12/1/32 (h)	19,747	19,709
4.984% 11/1/32 (h)	149,880	149,638
5% 2/1/35 (h)	93,989	93,812
5.042% 7/1/34 (h)	117,285	116,460
5.063% 11/1/34 (h)	57,052	56,987
5.081% 9/1/34 (h)	1,919,448	1,906,472
5.103% 9/1/34 (h)	200,573	199,351
5.104% 5/1/35 (h)	1,350,337	1,349,014
5.172% 5/1/35 (h)	775,530	770,303
5.177% 5/1/35 (h)	2,090,430	2,075,839
5.197% 8/1/33 (h)	291,344	290,310
5.197% 6/1/35 (h)	962,823	963,140
5.221% 5/1/35 (h)	2,147,709	2,134,179
5.231% 3/1/35 (h)	120,681	120,162
5.318% 7/1/35 (h)	133,982	134,180
5.343% 12/1/34 (h)	353,956	353,347
5.5% 9/1/10 to 5/1/25	8,381,346	8,267,553
5.505% 2/1/36 (h)	3,561,337	3,548,872
5.636% 1/1/36 (h)	994,562	994,900
6% 5/1/16 to 4/1/17	1,241,282	1,257,354
6.5% 12/1/13 to 3/1/35	12,139,975	12,394,410
6.5% 5/1/36 (d)	2,360,481	2,399,736
7% 2/1/09 to 6/1/33	3,125,518	3,214,450
7.5% 8/1/17 to 9/1/28	980,666	1,024,510
8.5% 6/1/11 to 9/1/25	148,794	157,937
9.5% 2/1/25	28,046	30,253
10.5% 8/1/20	21,402	24,301
11% 8/1/15	182,605	194,954
12.5% 12/1/13 to 4/1/15	14,440	16,760

TOTAL FANNIE MAE		111,946,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Freddie Mac – 1.0%
4.05% 12/1/34 (h)	$ 201,667	$ 198,293
4.106% 12/1/34 (h)	299,820	295,107
4.152% 1/1/35 (h)	888,904	875,348
4.263% 3/1/35 (h)	273,597	269,720
4.294% 5/1/35 (h)	470,290	464,030
4.304% 12/1/34 (h)	279,514	271,643
4.353% 2/1/35 (h)	591,190	583,439
4.359% 3/1/35 (h)	442,661	430,085
4.379% 2/1/35 (h)	539,616	524,669
4.443% 3/1/35 (h)	275,676	268,029
4.45% 2/1/34 (h)	278,593	273,623
4.462% 6/1/35 (h)	416,698	410,876
4.482% 3/1/35 (h)	317,536	309,385
4.484% 3/1/35 (h)	1,963,369	1,930,286
4.552% 2/1/35 (h)	451,647	440,401
4.768% 10/1/32 (h)	38,461	38,185
4.869% 3/1/33 (h)	108,324	107,720
5.007% 4/1/35 (h)	1,489,482	1,482,124
5.069% 9/1/32 (h)	784,165	781,350
5.143% 4/1/35 (h)	1,323,704	1,309,196
5.338% 6/1/35 (h)	978,967	973,387
5.571% 1/1/36 (h)	1,745,175	1,736,693
5.588% 4/1/32 (h)	55,507	55,933
8.5% 9/1/24 to 8/1/27	97,746	104,865
10% 5/1/09	3,938	4,064
10.5% 5/1/21	27,438	28,882
11% 12/1/11	1,804	1,935
11.5% 10/1/15	6,826	7,733
11.75% 10/1/10	9,446	10,336

TOTAL FREDDIE MAC		14,187,337
Government National Mortgage Association 0.1%
4.25% 7/20/34 (h)	731,883	721,417
7% 3/15/28 to 11/15/28	778,477	811,766
7.5% 2/15/28 to 10/15/28	13,381	14,071
8% 11/15/06 to 10/15/24	34,257	34,850

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Government National Mortgage Association continued
8.5% 4/15/17 to 10/15/21	$ 144,959	$ 155,348
11% 7/20/19 to 8/20/19	7,757	8,957

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,746,409

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $129,230,022)		127,880,606

Asset Backed Securities 5.8%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.4594% 2/25/34 (h)	525,000	526,512
Class M2, 6.0594% 2/25/34 (h)	600,000	604,071
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1,
8.75% 9/9/30 (c)(h)	392,923	397,834
American Express Credit Account Master Trust Series 2004-1
Class B, 5.1513% 9/15/11 (h)	1,430,000	1,435,770
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class E, 5.82% 6/6/12 (c)	733,694	731,361
Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,865,684
Series 2006-1:
Class A3, 5.11% 10/6/10	58,000	57,751
Class B1, 5.2% 3/6/11	175,000	174,720
Class C1, 5.28% 11/6/11	1,085,000	1,076,585
Class D, 5.49% 4/6/12	1,245,000	1,233,794
Class E1, 6.62% 5/6/13 (c)	1,335,000	1,334,012
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.3894% 4/25/34 (h)	300,000	299,984
Class M2, 5.4394% 4/25/34 (h)	225,000	224,988
Asset Backed Securities Corp. Home Equity Loan Trust Series
2003-HE7 Class A3, 5.2613% 12/15/33 (h)	296,899	297,821
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.2813% 12/15/09 (h)	1,290,000	1,293,358
Series 2002-C1 Class C1, 5.8613% 12/15/09 (h)	1,840,000	1,853,033
Series 2004-B2 Class B2, 4.37% 4/15/12	3,100,000	3,005,245
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 5.4594% 2/25/35 (h)	1,555,000	1,561,797
Class M2, 5.7094% 2/25/35 (h)	570,000	574,260
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	585,000	582,289
Class B, 5.26% 10/15/10	560,000	555,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Capital One Master Trust:
Series 2001-1 Class B, 5.4113% 12/15/10 (h)	$ 2,130,000	$ 2,142,449
Series 2001-8A Class B, 5.4513% 8/17/09 (h)	3,015,000	3,019,310
Capital One Multi-Asset Execution Trust:
Series 2003-B5 Class B5, 4.79% 8/15/13	1,470,000	1,422,764
Series 2004-6 Class B, 4.15% 7/16/12	2,560,000	2,462,342
Cendant Timeshare Receivables Funding LLC Series 2005-1A
Class A1, 4.67% 5/20/17 (c)	865,951	848,672
Chase Credit Card Owner Trust Series 2004-1 Class B,
5.1013% 5/15/09 (h)	1,020,000	1,019,930
CIT Equipment Collateral Trust Series 2006-VT1 Class A3,
5.13% 12/21/08	1,990,000	1,983,781
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	1,040,000	1,016,645
Series 2006-B2 Class B2, 5.15% 3/7/11	1,315,000	1,305,754
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	1,420,000	1,417,316
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.4594% 5/25/34 (h)	1,770,000	1,775,189
Series 2004-3 Class M1, 5.4594% 6/25/34 (h)	350,000	351,216
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	1,150,000	1,109,639
Class C, 5.074% 6/15/35 (c)	1,044,000	1,003,730
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.6394% 11/25/33 (h)	18,996	19,003
Class M2, 6.7094% 11/25/33 (h)	200,000	201,046
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.5094% 3/25/34 (h)	100,000	100,250
Class M4, 5.8594% 3/25/34 (h)	75,000	75,506
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05%
11/15/09	1,375,000	1,369,574
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 5.5094% 1/25/34 (h)	1,100,000	1,106,500
Class M2, 6.1094% 1/25/34 (h)	1,275,000	1,286,496
Series 2005 A:
Class M1, 5.3894% 1/25/35 (h)	375,000	377,114
Class M2, 5.4194% 1/25/35 (h)	550,000	552,330
Class M3, 5.4494% 1/25/35 (h)	300,000	301,677
Class M4, 5.6394% 1/25/35 (h)	225,000	227,131
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,700,000	1,670,781

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
GSAMP Trust Series 2004-FM2:
Class M1, 5.4594% 1/25/34 (h)	$ 577,042	$ 577,011
Class M2, 6.0594% 1/25/34 (h)	400,000	399,979
Class M3, 6.2594% 1/25/34 (h)	400,000	399,979
Home Equity Asset Trust:
Series 2003-2 Class M1, 5.8394% 8/25/33 (h)	634,210	636,463
Series 2003-4:
Class M1, 5.7594% 10/25/33 (h)	1,045,000	1,049,331
Class M2, 6.8594% 10/25/33 (h)	1,240,000	1,249,052
Series 2004-3 Class M2, 6.1594% 8/25/34 (h)	535,000	542,757
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.2363% 1/20/35 (h)	475,979	476,650
Class M2, 5.2663% 1/20/35 (h)	357,828	358,701
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	1,180,000	1,176,791
Series 2006-1:
Class A3, 5.13% 6/15/10	440,000	439,208
Class B, 5.29% 11/15/12	185,000	184,570
Class C, 5.34% 11/15/12	235,000	234,411
Long Beach Mortgage Loan Trust Series 2003-3 Class M1,
5.7094% 7/25/33 (h)	2,441,358	2,453,165
MBNA Credit Card Master Note Trust Series 2003-B2 Class
B2, 5.2913% 10/15/10 (h)	350,000	352,110
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.4594% 7/25/34 (h)	500,000	499,974
Class M2, 5.5094% 7/25/34 (h)	100,000	99,995
Class M3, 5.9094% 7/25/34 (h)	200,000	199,989
Class M4, 6.0594% 7/25/34 (h)	125,000	125,200
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.0594% 12/27/32 (h)	460,000	464,940
Series 2003-NC8 Class M1, 5.6594% 9/25/33 (h)	664,956	667,946
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.9594% 1/25/32 (h)	856,671	857,539
Series 2002-NC1 Class M1, 5.7594% 2/25/32 (c)(h)	706,794	707,356
Series 2002-NC3 Class M1, 5.6794% 8/25/32 (h)	375,000	375,799
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	1,960,000	884,764
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	950,000	214,510
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57%
6/15/09	2,219,145	2,207,594
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.4094% 6/25/34 (h)	350,000	350,417
Class M4, 5.9344% 6/25/34 (h)	585,000	588,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34%
5/15/12	$ 1,045,000	$ 1,018,686
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3
Class A2A, 5.0794% 6/25/36 (h)	2,487,617	2,487,878
Providian Master Note Trust Series 2006-B1A Class B1, 5.35%
3/15/13 (c)	2,690,000	2,680,753
SLM Private Credit Student Loan Trust Series 2004-A Class C,
5.86% 6/15/33 (h)	1,190,000	1,204,585
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 5.3513% 3/15/11 (c)(h)	2,320,000	2,319,638
Superior Wholesale Inventory Financing Trust XII Series
2005-A12:
Class B, 5.3813% 6/15/10 (h)	1,425,000	1,421,763
Class C, 6.1013% 6/15/10 (h)	710,000	711,649
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94%
10/20/10	3,815,000	3,748,578
West Penn Funding LLC Series 1999-A Class A3, 6.81%
9/25/08	550,042	551,591
WFS Financial Owner Trust Series 2005-1 Class D, 4.09%
8/15/12	585,625	575,072
World Omni Auto Receivables Trust Series 2006-A Class A3,
5.01% 10/15/10	1,315,000	1,309,819
TOTAL ASSET BACKED SECURITIES
(Cost $86,004,140)		85,657,718

Collateralized Mortgage Obligations 6.4%

Private Sponsor 4.4%
Adjustable Rate Mortgage Trust floater Series 2005-2 Class
6A2, 5.2394% 6/25/35 (h)	358,001	358,368
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3678% 12/25/33 (h)	279,953	279,856
Class 2A1, 4.1685% 12/25/33 (h)	1,174,898	1,147,188
Series 2003-L Class 2A1, 3.9757% 1/25/34 (h)	2,207,988	2,144,713
Series 2004-B:
Class 1A1, 3.4268% 3/25/34 (h)	613,572	605,704
Class 2A2, 4.1079% 3/25/34 (h)	871,558	845,771
Series 2004-C Class 1A1, 3.3621% 4/25/34 (h)	1,316,387	1,296,345
Series 2004 D:
Class 1A1, 3.5351% 5/25/34 (h)	1,628,140	1,595,860
Class 2A2, 4.1994% 5/25/34 (h)	2,287,700	2,218,332
Series 2004-G Class 2A7, 4.5675% 8/25/34 (h)	1,743,893	1,702,684

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
Private Sponsor continued
Bank of America Mortgage Securities, Inc.: – continued
Series 2004-H Class 2A1, 4.4764% 9/25/34 (h)	$ 1,854,415	$ 1,806,254
Series 2005-E Class 2A7, 4.6134% 6/25/35 (h)	1,570,000	1,525,844
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.1215% 8/25/35 (h)	3,468,618	3,442,170
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.3294% 4/25/34 (h)	245,898	246,112
Series 2004-AR6 Class 9A2, 5.3294% 10/25/34 (h)	506,436	507,561
Granite Master Issuer PLC floater Series 2006-1A Class C2,
5.2569% 12/20/54 (c)(h)	1,200,000	1,199,652
Granite Mortgages PLC floater Series 2004-2 Class 1C, 5.63%
6/20/44 (h)	300,174	300,439
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3,
4.9624% 11/25/35 (h)	445,000	433,926
Master Asset Securitization Trust Series 2004-9 Class 7A1,
6.332% 5/25/17 (h)	1,712,096	1,707,554
Master Seasoned Securitization Trust Series 2004-1 Class 1A1,
6.237% 8/25/17 (h)	1,287,603	1,295,566
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 4.79% 7/25/30 (h)	1,498,857	1,497,821
Series 2003-E Class XA1, 0.9967% 10/25/28 (h)(j)	7,784,879	70,927
Series 2003-G Class XA1, 1% 1/25/29 (j)	6,860,339	69,342
Series 2003-H Class XA1, 1% 1/25/29 (c)(j)	5,977,081	61,894
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 5.2494% 7/25/35 (h)	1,175,716	1,176,818
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,854,381	1,854,361
Series 2004-SL2 Class A1, 6.5% 10/25/16	244,609	247,204
Series 2004-SL3 Class A1, 7% 8/25/16	3,124,414	3,193,362
Residential Finance LP/Residential Finance Development Corp.
floater:
Series 2003-B:
Class B3, 6.3988% 7/10/35 (c)(h)	2,282,368	2,334,301
Class B4, 6.5988% 7/10/35 (c)(h)	1,711,776	1,750,690
Class B5, 7.1988% 7/10/35 (c)(h)	1,616,677	1,657,356
Class B6, 7.6988% 7/10/35 (c)(h)	760,789	781,792
Series 2003-CB1:
Class B3, 6.2988% 6/10/35 (c)(h)	797,852	813,549
Class B4, 6.4988% 6/10/35 (c)(h)	712,367	727,255
Class B5, 7.0988% 6/10/35 (c)(h)	484,410	496,010
Class B6, 7.5988% 6/10/35 (c)(h)	289,696	297,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development Corp.
floater: – continued
Series 2004-B:
Class B4, 5.9488% 2/10/36 (c)(h)	$ 291,324	$ 295,891
Class B5, 6.3988% 2/10/36 (c)(h)	291,324	295,694
Class B6, 6.8488% 2/10/36 (c)(h)	97,108	98,565
Series 2004-C:
Class B4, 5.7988% 9/10/36 (h)	391,214	397,082
Class B5, 6.1988% 9/10/36 (h)	489,017	492,685
Class B6, 6.5988% 9/10/36 (h)	97,803	98,292
Residential Funding Securities Corp. Series 2003-RP2 Class
A1, 5.4094% 6/25/33 (c)(h)	702,459	705,422
Sequoia Mortgage Funding Trust Series 2003-A Class AX1,
0.8% 10/21/08 (c)(j)	23,441,194	110,579
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 5.31%
9/20/34 (h)	1,006,715	1,007,729
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4,
5.1893% 10/20/35 (h)	355,000	349,250
WAMU Mortgage pass thru certificates:
floater Series 2005-AR13 Class A1C1, 5.1494%
10/25/45 (h)	1,994,881	1,993,801
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	560,526	558,734
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,854,005
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	233,917	236,929
Series 2004-RA2 Class 2A, 7% 7/25/33	361,689	369,263
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4532% 9/25/34 (h)	1,883,068	1,884,139
Series 2005-AR10 Class 2A2, 4.1095% 6/25/35 (h)	2,797,144	2,731,908
Series 2005-AR4 Class 2A2, 4.5306% 4/25/35 (h)	2,371,288	2,308,001
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (h)	1,267,866	1,247,449
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (h)	3,615,000	3,574,678

TOTAL PRIVATE SPONSOR		65,300,017
U.S. Government Agency 2.0%
Fannie Mae planned amortization class Series 2003-39 Class
PV, 5.5% 9/25/22	3,045,000	3,014,664
Fannie Mae Grantor Trust floater Series 2005-90 Class FG,
5.2094% 10/25/35 (h)	5,572,035	5,558,080

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-84 Class GC, 4.5% 5/25/15	$ 1,540,000	$ 1,492,771
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,812,125
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	174,967	167,060
Series 2004-45 Class AV, 4.5% 10/25/22	1,355,000	1,334,753
Series 2004-86 Class KC, 4.5% 5/25/19	763,498	734,953
Series 2004-91 Class AH, 4.5% 5/25/29	1,582,291	1,536,538
Freddie Mac planned amortization class:
Series 2104 Class PG, 6% 12/15/28	1,590,000	1,593,584
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,066,131
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,433,283
Series 3018 Class UD, 5.5% 9/15/30	1,735,000	1,720,242
Series 3102 Class OH, 1/15/36 (k)	1,665,000	1,190,475
sequential pay:
Series 2777 Class AB, 4.5% 6/15/29	3,588,994	3,483,806
Series 2809 Class UA, 4% 12/15/14	1,067,671	1,041,986

TOTAL U.S. GOVERNMENT AGENCY		29,180,451

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $95,385,697)		94,480,468

Commercial Mortgage Securities 7.7%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29 .	78,274	79,206
Series 1997-D5:
Class A2, 6.3148% 2/14/43 (h)	1,230,000	1,298,665
Class A3, 6.3648% 2/14/43 (h)	1,320,000	1,362,488
Class PS1, 1.107% 2/14/43 (h)(j)	16,993,224	712,485
Banc of America Commercial Mortgage, Inc. Series 2002-2
Class XP, 1.7835% 7/11/43 (c)(h)(j)	10,961,126	565,984
Banc of America Large Loan, Inc.:
floater Series 2003-BBA2:
Class C, 5.3713% 11/15/15 (c)(h)	265,000	265,564
Class D, 5.4513% 11/15/15 (c)(h)	410,000	411,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Banc of America Large Loan, Inc.: – continued
floater Series 2003-BBA2:
Class F, 5.8013% 11/15/15 (c)(h)	$ 295,000	$ 295,994
Class H, 6.3013% 11/15/15 (c)(h)	265,000	266,550
Class J, 6.8513% 11/15/15 (c)(h)	275,000	277,254
Class K, 7.5013% 11/15/15 (c)(h)	245,000	243,926
Series 2006-ESH:
Class A, 5.74% 7/14/11 (c)(h)	731,304	728,408
Class B, 5.84% 7/14/11 (c)(h)	364,678	363,236
Class C, 5.99% 7/14/11 (c)(h)	730,330	727,446
Class D, 6.62% 7/14/11 (c)(h)	424,462	423,071
Bank of America Large Loan, Inc. floater:
Series 2005 ESHA:
Class E, 5.46% 7/14/20 (c)(h)	725,000	727,702
Class F, 5.63% 7/14/20 (c)(h)	435,000	436,618
Class G, 5.76% 7/14/20 (c)(h)	215,000	215,798
Class H, 5.98% 7/14/20 (c)(h)	290,000	291,074
Series 2005-MIB1:
Class C, 5.2113% 3/15/22 (c)(h)	335,000	334,799
Class D, 5.2613% 3/15/22 (c)(h)	340,000	339,792
Class F, 5.3713% 3/15/22 (c)(h)	330,000	329,798
Class G, 5.4313% 3/15/22 (c)(h)	215,000	214,869
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.3194% 4/25/34 (c)(h)	1,324,438	1,326,094
Class B, 6.8594% 4/25/34 (c)(h)	139,415	140,722
Class M1, 5.5194% 4/25/34 (c)(h)	139,415	139,763
Class M2, 6.1594% 4/25/34 (c)(h)	69,707	70,404
Series 2004-2 Class A, 5.3894% 8/25/34 (c)(h)	1,296,892	1,300,945
Series 2004-3:
Class A1, 5.3294% 1/25/35 (c)(h)	1,447,843	1,451,462
Class A2, 5.3794% 1/25/35 (c)(h)	212,918	213,184
Class M1, 5.4594% 1/25/35 (c)(h)	255,502	255,981
Class M2, 5.9594% 1/25/35 (c)(h)	170,334	172,144
Series 2005-4A:
Class A2, 5.3494% 1/25/36 (c)(h)	1,863,582	1,864,746
Class B1, 6.3594% 1/25/36 (c)(h)	98,083	99,064
Class M1, 5.4094% 1/25/36 (c)(h)	588,500	589,971
Class M2, 5.4294% 1/25/36 (c)(h)	196,167	196,780
Class M3, 5.4594% 1/25/36 (c)(h)	294,250	295,169
Class M4, 5.5694% 1/25/36 (c)(h)	98,083	98,451
Class M5, 5.6094% 1/25/36 (c)(h)	98,083	98,451
Class M6, 5.6594% 1/25/36 (c)(h)	98,083	98,451

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (c)	$ 770,000	$ 758,153
Series 2003-T12 Class X2, 0.7259% 8/13/39 (c)(h)(j)	6,003,816	128,745
Series 2004 ESA:
Class B, 4.888% 5/14/16 (c)	1,410,000	1,390,282
Class C, 4.937% 5/14/16 (c)	880,000	868,902
Class D, 4.986% 5/14/16 (c)	320,000	316,404
Class E, 5.064% 5/14/16 (c)	995,000	987,078
Class F, 5.182% 5/14/16 (c)	240,000	238,424
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL,
0.6989% 5/15/35 (c)(h)(j)	23,215,319	1,272,169
Chase Commercial Mortgage Securities Corp. Series
2001-245 Class A2, 5.8567% 2/12/16 (c)(h)	980,000	1,016,834
COMM floater Series 2002-FL7 Class D, 5.4713%
11/15/14 (c)(h)	137,143	137,361
Commercial Mortgage Asset Trust sequential pay Series
1999-C2 Class A1, 7.285% 11/17/32	1,318,471	1,340,908
Commercial Mortgage pass thru certificates floater Series
2005-FL11:
Class B, 5.1513% 11/15/17 (c)(h)	734,833	734,731
Class E, 5.2913% 11/15/17 (c)(h)	329,925	329,812
Class F, 5.3513% 11/15/17 (c)(h)	299,932	299,911
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1:
Class A2, 5.4013% 12/15/21 (c)(h)	365,000	364,999
Class B, 5.6513% 12/15/21 (c)(h)	945,000	944,995
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	1,239,578	1,258,207
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,725,864	2,777,889
Series 1999-C1 Class A2, 7.29% 9/15/41	7,524,217	7,880,318
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	786,318
Series 2001-CK6 Class AX, 0.645% 9/15/18 (j)	32,849,056	998,730
Deutsche Mortgage & Asset Receiving Corp. sequential pay
Series 1998-C1 Class D, 7.231% 6/15/31	635,000	658,607
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,066,028	4,117,415
Series 2000-CF1:
Class A1A, 7.45% 6/10/33	345,298	346,455
Class A1B, 7.62% 6/10/33	1,855,000	1,992,448
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (c)	1,500,000	1,501,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Equitable Life Assurance Society of the United States: -
continued
Series 174 Class C1, 7.52% 5/15/06 (c)	$ 1,000,000	$ 1,000,988
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	371,084	375,639
GE Capital Commercial Mortgage Corp. Series 2001-1 Class
X1, 0.4789% 5/15/33 (c)(h)(j)	22,228,651	759,606
GGP Mall Properties Trust sequential pay Series 2001-C1A
Class A2, 5.007% 11/15/11 (c)	4,781,083	4,775,420
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8884%
10/16/23 (h)	323,344	327,457
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,915,362
Series 2003-47 Class C, 4.227% 10/16/27	2,941,320	2,836,485
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,811,124
Series 2003-47 Class XA, 0.0207% 6/16/43 (h)(j)	7,707,544	409,405
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3
Class X2, 0.7315% 12/10/41 (h)(j)	13,163,132	328,140
Greenwich Capital Commercial Funding Corp. Series
2005-GG3 Class XP, 0.8029% 8/10/42 (c)(h)(j)	61,434,000	1,877,706
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,518,904
Series 2001-LIBA Class C, 6.733% 2/14/16 (c)	815,000	858,365
Series 2005-GG4 Class XP, 0.7342% 7/10/39 (c)(h)(j)	47,170,000	1,523,464
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	2,895,000	2,895,079
Heller Financial Commercial Mortgage Asset Corp. sequential
pay Series 2000-PH1 Class A1, 7.715% 1/17/34	517,556	519,256
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055%
10/3/15 (c)	1,145,581	1,188,792
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,405,000	1,459,136
Host Marriott Pool Trust sequential pay Series 1999-HMTA
Class B, 7.3% 8/3/15 (c)	530,000	558,717
JPMorgan Chase Commercial Mortgage Securities Corp. Series
2004-C1 Class X2, 0.9964% 1/15/38 (c)(h)(j)	4,615,357	163,511
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09 .	1,693,592	1,717,875
Series 2001-C3 Class B, 6.512% 6/15/36	1,065,000	1,113,205

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B,
4.13% 11/20/37 (c)	$ 4,000,000	$ 3,621,712
Lehman Brothers Floating Rate Commercial Mortgage Trust
floater Series 2003-LLFA:
Class J, 6.9513% 12/16/14 (c)(h)	1,480,000	1,470,366
Class K1, 7.4513% 12/16/14 (c)(h)	770,000	764,149
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2,
1.0698% 7/15/56 (c)(h)(j)	15,702,244	687,666
Morgan Stanley Dean Witter Capital I Trust sequential pay
Series 2001-PPM Class A2, 6.4% 2/15/31	1,633,218	1,666,698
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	1,160,586	1,179,061
Nationslink Funding Corp. sequential pay Series 1999-2 Class
A1C, 7.03% 6/20/31	198,164	198,919
Thirteen Affiliates of General Growth Properties, Inc. sequential
pay Series 1 Class A2, 6.602% 11/15/07 (c)	2,500,000	2,543,818
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	2,004,216	2,034,451
Class C4, 6.893% 5/15/16 (c)	8,000,000	8,430,578
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	2,723,663	2,626,458
Series 2003-C8 Class A3, 4.445% 11/15/35	4,050,000	3,887,907
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $115,555,851)		112,817,369

Foreign Government and Government Agency Obligations 0.7%

Israeli State (guaranteed by U.S. Government through
Agency for International Development) 4.625%
6/15/13	480,000	444,600
United Mexican States:
5.625% 1/15/17	3,775,000	3,605,125
5.875% 1/15/14	2,510,000	2,482,390
7.5% 1/14/12	3,650,000	3,916,450
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,311,223)		10,448,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Fixed Income Funds 15.9%
		Shares	Value (Note 1)
Fidelity Specialized High Income Central Investment Portfolio (i)		150,068	$ 14,808,710
Fidelity Ultra-Short Central Fund (i)		2,199,447	218,822,972
TOTAL FIXED INCOME FUNDS
(Cost $233,482,773)			233,631,682
Preferred Securities 0.1%
		Principal
		Amount

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h)
(Cost $2,030,000)	$	$ 2,030,000	2,010,079
Cash Equivalents 0.3%
		Maturity
		Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations), in a joint trading account at:
4.78%, dated 4/28/06 due 5/1/06		$ 3,659,457	3,658,000
4.79%, dated 4/28/06 due 5/1/06 (a)		1,485,593	1,485,000
TOTAL CASH EQUIVALENTS
(Cost $5,143,000)			5,143,000

TOTAL INVESTMENT PORTFOLIO 100.0%
(Cost $1,505,098,177)			1,473,055,736

NET OTHER ASSETS – 0.0%			(502,795)
NET ASSETS 100%			$ 1,472,552,941

See accompanying notes which are an integral part of the financial statements.
31		Semiannual Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive monthly notional amount multiplied
by 2.5% and pay Credit Suisse First Bos-
ton upon default event of Ameriquest
Mortgage Securities, Inc., par value of
the notional amount of Ameriquest Mort-
gage Securities, Inc. Series 2004-R11
Class M9, 8.03% 11/25/34	Dec. 2034	$ 625,000	$ 3,097
Receive monthly notional amount multiplied
by 3.05% and pay Merrill Lynch upon
default event of Morgan Stanley ABS
Capital I, Inc., par value of the propor-
tional notional amount of Morgan Stanley
ABS Capital I, Inc. Series 2004-NC8
Class B3, 7.2913% 9/25/34	Oct. 2034	400,000	6,679
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the no-
tional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004-HE7 Class B3,
7.6913% 8/25/34	Sept. 2034	409,000	9,188
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the no-
tional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004-NC7 Class B3,
7.6913% 7/25/34	August 2034	409,000	8,648
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the no-
tional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004-HE8 Class B3,
7.3913% 9/25/34	Oct. 2034	409,000	9,728
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc.,
par value of the notional amount of
Morgan Stanley ABS Capital I, Inc. Series
2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	409,000	2,678
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	409,000	2,276
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc.,
par value of the notional amount of
Morgan Stanley ABS Capital I, Inc. Series
2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	$ 409,000	$ 2,703
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place
Securities, Inc., par value of the notional
amount of Park Place Securities, Inc.
Series 2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	370,000	5,016
Receive monthly notional amount multiplied
by 1.65% and pay Goldman Sachs upon
default event of Fieldstone Mortgage
Investment Corp., par value of the
notional amount of Fieldstone Mortgage
Investment Corp. Series 2004-2 Class
M5, 6.3413% 7/25/34	August 2034	494,000	3,276
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place
Securities, Inc., par value of the notional
amount of Park Place Securities, Inc.
Series 2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	409,000	6,198
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home
Loans, Inc., par value of the notional
amount of Countrywide Home Loans, Inc.
Series 2003-BC1 Class B1, 7.6913%
3/25/32	April 2032	137,441	593
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-1
Class M9, 7.3913% 2/25/34	March 2034	494,000	2,150
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.0413% 1/25/34	Feb. 2034	177,693	405

See accompanying notes which are an integral part of the financial statements.

	33	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 2.7% and pay Merrill Lynch, Inc. upon
default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M9, 6.4606%
5/25/35	June 2035	$ 2,410,000	$ 22,196
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed
Securities Trust Series 2003-NC1 Class
M6, 8.1913% 4/25/33	May 2033	409,000	5,000
Receive quarterly a fixed rate of .4%
multiplied by the notional amount and
pay to Merrill Lynch, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 4
Index, par value of the proportional
notional amount (f)	June 2010	10,000,000	14,600
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and
pay to Goldman Sachs, upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 5
Index, par value of the proportional
notional amount (g)	Dec. 2010	15,000,000	75,000
Receive quarterly a fixed rate of .5%
multiplied by the notional amount and
pay to Merrill Lynch, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 3
Index, par value of the proportional
notional amount (e)	March 2010	6,373,600	48,886
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to Deutsche Bank, upon each default event
of one of the issues of Dow Jones CDX
N.A. Investment Grade 3 Index, par value
of the proportional notional amount (e)	March 2015	6,373,600	57,299
Receive quarterly notional amount
multiplied by .30% and pay Deutsche
Bank upon default event of Entergy
Corp., par value of the notional amount
of Entergy Corp. 7.75% 12/15/09	March 2008	2,315,000	6,366

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount
multiplied by .30% and pay Goldman
Sachs upon default event of Entergy
Corp., par value of the notional amount
of Entergy Corp. 7.75% 12/15/09	March 2008	$ 1,690,000	$ 4,647
Receive quarterly notional amount
multiplied by .35% and pay Goldman
Sachs upon default event of Southern
California Edison Co., par value of the
notional amount of Southern California
Edison Co. 7.625% 1/15/10	Sept. 2010	1,600,000	4,160
Receive quarterly notional amount
multiplied by .37% and pay Goldman
Sachs upon default event of Pacific Gas &
Electric Co., par value of the notional
amount of Pacific Gas & Electric Co.
4.8% 3/1/14	March 2011	1,380,000	4,416
Receive quarterly notional amount
multiplied by .37% and pay Morgan
Stanley, Inc. upon default event of Pacific
Gas & Electric Co. par value of the
notional amount of Pacific Gas & Electric
Co. 4.8% 3/1/14	March 2011	1,000,000	3,200

TOTAL CREDIT DEFAULT SWAPS		$ 54,112,334	$ 308,405
Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.3875% and pay quarterly a floating
rate based on 3-month LIBOR with Credit
Suisse First Boston	March 2010	6,425,000	(210,483)
Receive semi-annually a fixed rate equal to
4.708% and pay quarterly a floating rate
based on 3-month LIBOR with Citibank	Jan. 2009	40,000,000	(148,000)
Receive semi-annually a fixed rate equal to
4.7515% and pay quarterly a floating
rate based on 3-month LIBOR with UBS	Jan. 2009	30,000,000	(71,100)
Receive semi-annually a fixed rate equal to
4.756% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Jan. 2009	50,000,000	(95,000)
Receive semi-annually a fixed rate equal to
4.8575% and pay quarterly a floating
rate based on 3-month LIBOR with
Lehman Brothers, Inc.	Dec. 2008	14,440,000	17,328

See accompanying notes which are an integral part of the financial statements.

	35	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps continued
Receive semi-annually a fixed rate equal to
4.921% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Dec. 2008	$ 62,300,000	$ 181,916
Receive semi-annually a fixed rate equal to
5.3315% and pay quarterly a floating
rate based on 3-month LIBOR with
JPMorgan Chase, Inc.	April 2011	15,000,000	(40,200)

TOTAL INTEREST RATE SWAPS		$ 218,165,000	$ (365,539)
Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	2,700,000	(25,044)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index
and pay monthly a floating rate based on
1-month LIBOR with Citibank	Sept. 2006	5,900,000	(21,540)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	5,400,000	(125,461)

TOTAL TOTAL RETURN SWAPS		$ 14,000,000	$ (172,045)

		$ 286,277,334	$ (229,179)

Legend (a) Includes investment made with cash collateral received from securities on loan. (b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $124,717,136
or 8.5% of net assets.

(d) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

(e) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) Dow Jones CDX N.A. Investment Grade
4 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(g) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(h) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(i) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
advisor.fidelity.com. The reports are
located just after the fund’s financial
statements and quarterly reports but are
not part of the financial statements or
quarterly reports. In addition, the
fixed-income central fund’s financial
statements are available on the EDGAR
Database on the SEC’s web site,
www.sec.gov, or upon request.

(j) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(k) Principal Only Strips represent the right
to receive the monthly principal
payments on an underlying pool of
mortgage loans.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Specialized High Income Central Investment Portfolio	$ 489,018
Fidelity Ultra Short Central Fund	4,950,265
Total	$ 5,439,283

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value, beginning	Purchases	Sales	Value, end	% ownership,
Fund	of period		Proceeds	of period	end of period
Fidelity
Specialized
High Income
Central
Investment
Portfolio	$ 14,756,186	$ —	$ —	$ 14,808,710	7.1%
Fidelity
Ultra Short
Central Fund	198,736,992	19,999,008	—	218,822,972	3.1%
Total	$ 213,493,178	$ 19,999,008	$ —	$ 233,631,682

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Financial Statements

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $1,455,882 and repurchase agreements of
$5,143,000) See accompanying schedule:
Unaffiliated issuers (cost $1,271,615,404)	$1,239,424,054
Affiliated Central Funds (cost $233,482,773)	233,631,682
Total Investments (cost $1,505,098,177)	$1,473,055,736
Cash	201,934
Receivable for investments sold	1,248,509
Receivable for swap agreements	17,499
Receivable for fund shares sold	3,235,585
Dividends receivable	81,980
Interest receivable	12,692,415
Prepaid expenses	4,233
Total assets	1,490,537,891

Liabilities
Payable for investments purchased
Regular delivery	$ 5,659,917
Delayed delivery	996,239
Payable for fund shares redeemed	8,335,586
Distributions payable	297,036
Swap agreements, at value	229,179
Accrued management fee	392,759
Distribution fees payable	241,358
Other affiliated payables	299,190
Other payables and accrued expenses	48,686
Collateral on securities loaned, at value	1,485,000
Total liabilities	17,984,950

Net Assets	$ 1,472,552,941
Net Assets consist of:
Paid in capital	$1,509,714,873
Undistributed net investment income	3,454,135
Accumulated undistributed net realized gain (loss) on
investments	(8,445,314)
Net unrealized appreciation (depreciation) on
investments	(32,170,753)
Net Assets	$ 1,472,552,941

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($234,451,890 ÷ 21,971,643 shares)	$ 10.67
Maximum offering price per share (100/96.25 of $10.67)	$ 11.09
Class T:
Net Asset Value and redemption price per share
($551,266,229 ÷ 51,639,996 shares)	$ 10.68
Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class B:
Net Asset Value and offering price per share
($53,679,213 ÷ 5,035,328 shares)A	$ 10.66
Class C:
Net Asset Value and offering price per share
($64,788,908 ÷ 6,082,060 shares)A	$ 10.65
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($568,366,701 ÷ 53,161,422 shares)	$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 40

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 29,642,155
Income from affiliated Central Funds		5,439,283
Total income		35,081,438

Expenses
Management fee	$ 2,365,273
Transfer agent fees	1,535,203
Distribution fees	1,543,121
Accounting and security lending fees	265,348
Independent trustees’ compensation	2,984
Custodian fees and expenses	28,624
Registration fees	65,766
Audit	38,437
Legal	2,478
Miscellaneous	35,220
Total expenses before reductions	5,882,454
Expense reductions	(21,687)	5,860,767

Net investment income		29,220,671
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,857,254)
Swap agreements	(4,192,463)
Total net realized gain (loss)		(7,049,717)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(13,177,203)
Swap agreements	1,877,314
Total change in net unrealized appreciation
(depreciation)		(11,299,889)
Net gain (loss)		(18,349,606)
Net increase (decrease) in net assets resulting from
operations		$ 10,871,065

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,220,671	$ 48,634,982
Net realized gain (loss)	(7,049,717)	7,895,285
Change in net unrealized appreciation (depreciation) .	(11,299,889)	(50,939,491)
Net increase (decrease) in net assets resulting from
operations	10,871,065	5,590,776
Distributions to shareholders from net investment income .	(31,537,959)	(46,348,627)
Distributions to shareholders from net realized gain	(6,729,693)	(17,912,078)
Total distributions	(38,267,652)	(64,260,705)
Share transactions - net increase (decrease)	45,524,084	165,772,627
Total increase (decrease) in net assets	18,127,497	107,102,698

Net Assets
Beginning of period	1,454,425,444	1,347,322,746
End of period (including undistributed net investment
income of $3,454,135 and undistributed net invest-
ment income of $5,771,423, respectively)	$ 1,472,552,941	$ 1,454,425,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.87	$ 11.34	$ 11.32	$ 11.06	$ 11.01	$ 10.30
Income from
Investment
Operations
Net investment
incomeE	.217	.397	.385	.420	.521H	.619
Net realized and un
realized gain (loss)	(.133)	(.338)	.120	.254	.055H	.713
Total from investment
operations	.084	.059	.505	.674	.576	1.332
Distributions from net
investment income .	(.234)	(.379)	(.385)	(.414)	(.526)	(.622)
Distributions from net
realized gain	(.050)	(.150)	(.100)	—	—	—
Total distributions	(.284)	(.529)	(.485)	(.414)	(.526)	(.622)
Net asset value, end of
period	$ 10.67	$ 10.87	$ 11.34	$ 11.32	$ 11.06	$ 11.01
Total ReturnB,C,D	.77%	.54%	4.58%	6.16%	5.44%	13.28%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.76%A	.81%	.84%	.81%	.83%	.83%
Expenses net of fee
waivers, if any	.76%A	.81%	.84%	.81%	.83%	.83%
Expenses net of all
reductions	.75%A	.80%	.84%	.81%	.82%	.82%
Net investment
income	4.05%A	3.60%	3.42%	3.72%	4.82%H	5.82%
Supplemental Data
Net assets,
end of period
(000 omitted)	$234,452	$219,441	$186,748	$166,701	$133,236	$92,027
Portfolio turnover
rate	35%A	73%	96%	108%	121%	112%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.88	$ 11.35	$ 11.32	$ 11.06	$ 11.02	$ 10.31
Income from
Investment
Operations
Net investment
incomeE	.212	.386	.374	.408	.508H	.603
Net realized and un
realized gain (loss)	(.133)	(.338)	.130	.253	.044H	.713
Total from investment
operations	.079	.048	.504	.661	.552	1.316
Distributions from net
investment income .	(.229)	(.368)	(.374)	(.401)	(.512)	(.606)
Distributions from net
realized gain	(.050)	(.150)	(.100)	—	—	—
Total distributions	(.279)	(.518)	(.474)	(.401)	(.512)	(.606)
Net asset value, end of
period	$ 10.68	$ 10.88	$ 11.35	$ 11.32	$ 11.06	$ 11.02
Total ReturnB,C,D	.73%	.43%	4.56%	6.03%	5.21%	13.11%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.85%A	.91%	.95%	.93%	.95%	.97%
Expenses net of fee
waivers, if any	.85%A	.91%	.95%	.93%	.95%	.97%
Expenses net of all
reductions	.84%A	.91%	.95%	.93%	.95%	.97%
Net investment
income	3.96%A	3.49%	3.32%	3.60%	4.70%H	5.67%
Supplemental Data
Net assets,
end of period
(000 omitted)	$551,266	$622,245	$680,947	$711,263	$684,618	$546,276
Portfolio turnover
rate	35%A	73%	96%	108%	121%	112%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.86	$ 11.33	$ 11.31	$ 11.05	$ 11.01	$ 10.30
Income from
Investment
Operations
Net investment
incomeE	.175	.310	.295	.331	.436H	.534
Net realized and un
realized gain (loss)	(.133)	(.338)	.120	.253	.044H	.713
Total from investment
operations	.042	(.028)	.415	.584	.480	1.247
Distributions from net
investment income .	(.192)	(.292)	(.295)	(.324)	(.440)	(.537)
Distributions from net
realized gain	(.050)	(.150)	(.100)	—	—	—
Total distributions	(.242)	(.442)	(.395)	(.324)	(.440)	(.537)
Net asset value, end of
period	$ 10.66	$ 10.86	$ 11.33	$ 11.31	$ 11.05	$ 11.01
Total ReturnB,C,D	.38%	(.25)%	3.75%	5.32%	4.52%	12.40%
Ratios to Average Net AssetsF,G
Expenses before
reductions	1.54%A	1.61%	1.66%	1.60%	1.61%	1.62%
Expenses net of fee
waivers, if any	1.54%A	1.60%	1.65%	1.60%	1.61%	1.62%
Expenses net of all
reductions	1.54%A	1.60%	1.65%	1.60%	1.61%	1.62%
Net investment
income	3.27%A	2.80%	2.62%	2.92%	4.03%H	5.02%
Supplemental Data
Net assets,
end of period
(000 omitted)	$53,679	$73,017	$118,751	$154,697	$178,062	$113,424
Portfolio turnover
rate	35%A	73%	96%	108%	121%	112%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004		2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.85	$ 11.32	$ 11.30		$ 11.04	$ 11.00	$ 10.29
Income from
Investment
Operations
Net investment
incomeE	.170	.301	.289		.322	.428H	.525
Net realized and
unrealized gain
(loss)	(.132)	(.337)	.120		.254	.044H	.716
Total from investment
operations	.038	(.036)	.409		.576	.472	1.241
Distributions from net
investment income .	(.188)	(.284)	(.289)		(.316)	(.432)	(.531)
Distributions from net
realized gain	(.050)	(.150)	(.100)		—	—	—
Total distributions	(.238)	(.434)	(.389)		(.316)	(.432)	(.531)
Net asset value, end
of period	$ 10.65	$ 10.85	$ 11.32		$ 11.30	$ 11.04	$ 11.00
Total ReturnB,C,D	.34%	(.33)%	3.70%		5.26%	4.45%	12.34%
Ratios to Average Net AssetsF,G
Expenses before
reductions	1.62%A	1.67%	1.70%		1.67%	1.68%	1.69%
Expenses net of fee
waivers, if any	1.62%A	1.67%	1.70%		1.67%	1.68%	1.69%
Expenses net of all
reductions	1.62%A	1.67%	1.70%		1.67%	1.68%	1.69%
Net investment
income	3.18%A	2.73%	2.57%		2.86%	3.96%H	4.96%
Supplemental Data
Net assets,
end of period
(000 omitted)	$64,789	$74,522	$91,149	$113,849	$113,849	$98,158	$63,538
Portfolio turnover
rate	35%A	73%	96%		108%	121%	112%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.89	$ 11.36	$ 11.34	$ 11.08	$ 11.03	$ 10.32
Income from
Investment
Operations
Net investment
incomeD	.226	.417	.400	.437	.539G	.638
Net realized and
unrealized gain
(loss)	(.133)	(.339)	.122	.254	.053G	.711
Total from investment
operations	.093	.078	.522	.691	.592	1.349
Distributions from net
investment income .	(.243)	(.398)	(.402)	(.431)	(.542)	(.639)
Distributions from net
realized gain	(.050)	(.150)	(.100)	—	—	—
Total distributions	(.293)	(.548)	(.502)	(.431)	(.542)	(.639)
Net asset value, end
of period	$ 10.69	$ 10.89	$ 11.36	$ 11.34	$ 11.08	$ 11.03
Total ReturnB,C	.86%	.71%	4.72%	6.30%	5.59%	13.45%
Ratios to Average Net AssetsE,F
Expenses before
reductions	.58%A	.63%	.70%	.66%	.67%	.66%
Expenses net of fee
waivers, if any	.58%A	.63%	.70%	.66%	.67%	.66%
Expenses net of all
reductions	.58%A	.63%	.70%	.66%	.67%	.66%
Net investment
income	4.22%A	3.77%	3.57%	3.87%	4.97%G	5.98%
Supplemental Data
Net assets,
end of period
(000 omitted)	$568,367	$465,201	$269,727	$155,302	$114,546	$91,168
Portfolio turnover
rate	35%A	73%	96%	108%	121%	112%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

48

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds are accrued as earned. Interest income in cludes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an infla tion indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation		$ 5,408,508
Unrealized depreciation		(34,677,780)
Net unrealized appreciation (depreciation)		$ (29,269,272)
Cost for federal income tax purposes		$ 1,502,325,008

	49		Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

50

2. Operating Policies continued

Swap Agreements continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a no tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Mortgage Dollar Rolls continued

enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $180,868,147 and $128,858,639, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribu tion and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 170,319	$ 6,725
Class T	0%	.25%	736,838	5,753
Class B	.65%	.25%	285,422	206,891
Class C	.75%	.25%	350,542	30,662
			$ 1,543,121	$ 250,031

Semiannual Report		52

4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 25,349
Class T	5,726
Class B*	40,067
Class C*	5,877
$ 77,019

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 249,131	.22*
Class T	618,302	.21*
Class B	77,887	.25*
Class C	79,436	.23*
Institutional Class	510,447	.20*
	$ 1,535,203

* Annualized

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income producing debt securities, with an emphasis on lower quality debt securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, each CIP may also partici pate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Semiannual Report

54

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,437 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $6,305.

7. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $3,428. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 4,509
Class T	13,436
Class C	314
$ 18,259

55 Semiannual Report

Notes to Financial Statements (Unaudited) continued
8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

		Six months ended		Year ended
		April 30, 2006		October 31, 2005
From net investment income
Class A		$ 4,910,765		$ 6,750,916
Class T		12,561,314		21,938,255
Class B		1,139,546		2,468,615
Class C		1,227,119		2,155,983
Institutional Class		11,699,215		13,034,858
Total		$ 31,537,959		$ 46,348,627
From net realized gain
Class A		$ 1,020,135		$ 2,485,599
Class T		2,809,300		8,985,225
Class B		314,308		1,506,398
Class C		331,622		1,194,745
Institutional Class		2,254,328		3,740,111
Total		$ 6,729,693		$ 17,912,078

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	5,072,075	8,880,810	$ 54,728,063	$ 98,032,653
Reinvestment of distributions	477,436	712,081	5,148,914	7,878,261
Shares redeemed	(3,763,598)	(5,873,872)	(40,592,726)	(64,959,678)
Net increase (decrease)	1,785,913	3,719,019	$ 19,284,251	$ 40,951,236

Semiannual Report

56

10. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class T
Shares sold	6,771,256	17,421,833	$ 73,073,392	$192,781,788
Reinvestment of distributions	1,355,234	2,664,683	14,630,088	29,505,458
Shares redeemed	(13,701,496)	(22,891,513)	(147,861,677)	(253,165,506)
Net increase (decrease)	(5,575,006)	(2,804,997)	$ (60,158,197)	$ (30,878,260)
Class B
Shares sold	268,646	796,684	$ 2,896,775	$ 8,809,947
Reinvestment of distributions	114,260	293,999	1,232,113	3,254,211
Shares redeemed	(2,070,309)	(4,848,523)	(22,320,927)	(53,542,026)
Net increase (decrease)	(1,687,403)	(3,757,840)	$ (18,192,039)	$ (41,477,868)
Class C
Shares sold	484,308	1,502,035	$ 5,220,004	$ 16,597,884
Reinvestment of distributions	120,925	254,887	1,302,695	2,818,224
Shares redeemed	(1,389,663)	(2,940,524)	(14,963,744)	(32,438,326)
Net increase (decrease)	(784,430)	(1,183,602)	$ (8,441,045)	$ (13,022,218)
Institutional Class
Shares sold	12,508,468	21,107,727	$135,346,176	$233,901,844
Reinvestment of distributions	1,251,472	1,430,815	13,520,970	15,843,665
Shares redeemed	(3,310,913)	(3,567,194)	(35,836,032)	(39,545,772)
Net increase (decrease)	10,449,027	18,971,348	$ 113,031,114	$ 210,199,737

57 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Intermediate Bond Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

58

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

59 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Money
Management, Inc.
Fidelity Investments Japan Limited
Fidelity International
Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

LTB-USAN-0606 1.784888.103

Fidelity® Advisor Intermediate Bond Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	39	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	48	Notes to the financial statements.
Board Approval of	58
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,007.70	$ 3.78
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.81

Semiannual Report	4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class T
Actual	$ 1,000.00	$ 1,007.30	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Class B
Actual	$ 1,000.00	$ 1,003.80	$ 7.65
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.70
Class C
Actual	$ 1,000.00	$ 1,003.40	$ 8.05
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10
Institutional Class
Actual	$ 1,000.00	$ 1,008.60	$ 2.89
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	76%
Class T	85%
Class B	1.54%
Class C	1.62%
Institutional Class	58%

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Average Years to Maturity as of April 30, 2006
6 months ago
Years	4.6	4.7

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of April 30, 2006
6 months ago
Years	3.4	3.4

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 24.7%
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – 2.3%
Automobiles – 0.1%
Ford Motor Co. 6.625% 10/1/28	$ 1,895,000	$ 1,298,075
Household Durables – 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	2,375,000	2,318,211
Media – 1.8%
AOL Time Warner, Inc. 6.875% 5/1/12	1,180,000	1,230,799
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3%
10/15/06	2,000,000	2,014,514
BSKYB Finance UK PLC 5.625% 10/15/15 (c)	3,035,000	2,903,336
Comcast Corp.:
4.95% 6/15/16	1,855,000	1,678,769
5.9% 3/15/16	3,000,000	2,925,636
Cox Communications, Inc. 4.625% 6/1/13	3,735,000	3,394,405
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,016,207
Liberty Media Corp.:
5.7% 5/15/13 (b)	1,500,000	1,395,000
8.25% 2/1/30	1,665,000	1,595,533
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,083,080
News America, Inc. 4.75% 3/15/10	2,000,000	1,939,710
Time Warner, Inc. 9.125% 1/15/13	1,545,000	1,778,592
Univision Communications, Inc. 3.875% 10/15/08	1,600,000	1,526,322
Viacom, Inc. 5.75% 4/30/11 (c)	1,615,000	1,603,162
		27,085,065
Multiline Retail – 0.2%
The May Department Stores Co. 4.8% 7/15/09	3,065,000	2,999,955

TOTAL CONSUMER DISCRETIONARY		33,701,306

CONSUMER STAPLES 0.6%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	1,620,000	1,495,838
Food Products 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(h)	1,655,000	1,681,794
Personal Products 0.1%
Avon Products, Inc. 5.125% 1/15/11	1,335,000	1,306,833
Tobacco 0.3%
Philip Morris Companies, Inc. 7.65% 7/1/08	4,635,000	4,830,657

TOTAL CONSUMER STAPLES		9,315,122

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

ENERGY 2.4%
Energy Equipment & Services – 0.6%
Cooper Cameron Corp. 2.65% 4/15/07	$ 1,555,000	$ 1,506,571
Petronas Capital Ltd. 7% 5/22/12 (c)	4,495,000	4,794,668
Weatherford International Ltd. 4.95% 10/15/13	2,315,000	2,190,916
		8,492,155
Oil, Gas & Consumable Fuels – 1.8%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,965,000	1,905,254
Duke Capital LLC 6.25% 2/15/13	3,250,000	3,305,868
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,040,000	1,034,160
Enterprise Products Operating LP:
4.625% 10/15/09	1,290,000	1,246,094
4.95% 6/1/10	760,000	735,732
5.6% 10/15/14	380,000	363,960
Kerr-McGee Corp. 6.875% 9/15/11	1,595,000	1,662,788
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	2,100,000	1,966,627
5.35% 8/15/07	1,070,000	1,064,263
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	3,850,000	3,782,413
Nexen, Inc.:
5.05% 11/20/13	1,485,000	1,409,477
5.2% 3/10/15	1,185,000	1,120,604
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	980,000	929,040
6.125% 8/15/08	1,000,000	1,006,000
7.375% 12/15/14	2,020,000	2,141,200
7.875% 2/1/09 (h)	3,000,000	3,145,500
		26,818,980

TOTAL ENERGY		35,311,135

FINANCIALS – 11.1%
Capital Markets 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	1,300,000	1,250,532
4.25% 9/4/12 (h)	1,510,000	1,486,628
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,000,000	2,896,893
6.6% 1/15/12	3,000,000	3,130,122
Legg Mason, Inc. 6.75% 7/2/08	4,235,000	4,348,320
Lehman Brothers Holdings E-Capital Trust I 5.55%
8/19/65 (c)(h)	1,100,000	1,103,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Capital Markets continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 2,740,000	$ 2,625,432
Morgan Stanley 5.05% 1/21/11	4,100,000	4,001,703
		20,842,860
Commercial Banks – 1.6%
Bank of America Corp.:
4.5% 8/1/10	6,132,000	5,918,459
7.4% 1/15/11	4,400,000	4,730,972
Export-Import Bank of Korea 5.125% 2/14/11	2,955,000	2,887,880
FleetBoston Financial Corp. 3.85% 2/15/08	1,000,000	975,174
Korea Development Bank:
3.875% 3/2/09	2,900,000	2,780,044
4.75% 7/20/09	1,300,000	1,272,651
Wachovia Bank NA 4.875% 2/1/15	2,600,000	2,419,734
Wachovia Corp. 4.875% 2/15/14	1,970,000	1,848,725
Woori Bank 6.125% 5/3/16 (c)(h)	1,315,000	1,314,211
		24,147,850
Consumer Finance – 1.2%
Capital One Bank 6.5% 6/13/13	2,315,000	2,397,926
Capital One Financial Corp. 5.5% 6/1/15	2,000,000	1,921,220
Ford Motor Credit Co. 7.875% 6/15/10	3,500,000	3,232,299
Household Finance Corp. 4.125% 11/16/09	5,990,000	5,735,671
Household International, Inc. 5.836% 2/15/08	2,550,000	2,570,788
MBNA America Bank NA 7.125% 11/15/12	1,000,000	1,076,994
		16,934,898
Diversified Financial Services – 1.1%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,496,411
Citigroup, Inc. 5.125% 2/14/11	2,611,000	2,569,903
International Lease Finance Corp. 4.375% 11/1/09	2,000,000	1,914,222
JPMorgan Chase & Co.:
4.875% 3/15/14	2,190,000	2,049,144
5.75% 1/2/13	7,500,000	7,499,123
		15,528,803
Insurance – 1.1%
Aegon NV 4.75% 6/1/13	3,400,000	3,191,420
Axis Capital Holdings Ltd. 5.75% 12/1/14	2,100,000	2,008,304
Marsh & McLennan Companies, Inc.:
5.15% 9/15/10	1,300,000	1,261,878
7.125% 6/15/09	1,480,000	1,536,530

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Insurance – continued
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	$ 3,000,000	$ 3,042,027
Symetra Financial Corp. 6.125% 4/1/16 (c)	1,335,000	1,305,395
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,236,927
8.125% 4/15/10	1,750,000	1,894,510
		16,476,991
Real Estate 4.2%
Archstone Smith Operating Trust:
5.25% 12/1/10	4,350,000	4,267,911
5.25% 5/1/15	1,540,000	1,459,441
Arden Realty LP:
5.2% 9/1/11	1,200,000	1,185,292
7% 11/15/07	3,460,000	3,552,157
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,367,013
Boston Properties, Inc. 6.25% 1/15/13	1,905,000	1,947,661
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,310,000	3,172,506
5.625% 12/15/10	2,095,000	2,066,841
5.75% 4/1/12	1,035,000	1,022,279
BRE Properties, Inc.:
4.875% 5/15/10	1,765,000	1,711,069
5.95% 3/15/07	875,000	875,045
Camden Property Trust:
4.375% 1/15/10	1,450,000	1,392,505
5.875% 11/30/12	1,700,000	1,692,003
CarrAmerica Realty Corp.:
5.25% 11/30/07	1,940,000	1,934,867
5.5% 12/15/10	2,070,000	2,061,656
Colonial Properties Trust 4.75% 2/1/10	2,315,000	2,231,466
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,325,000	2,223,618
5.25% 4/15/11	4,660,000	4,522,721
EOP Operating LP:
4.65% 10/1/10	6,440,000	6,173,738
4.75% 3/15/14	1,070,000	981,604
6.75% 2/15/12	670,000	697,018
Equity Residential 5.125% 3/15/16	1,530,000	1,429,271
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	4,145,000	3,968,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Real Estate continued
iStar Financial, Inc.:
5.375% 4/15/10	$ 695,000	$ 682,592
5.8% 3/15/11	3,895,000	3,863,135
Mack Cali Realty LP 7.25% 3/15/09	800,000	829,087
Post Apartment Homes LP 5.45% 6/1/12	1,800,000	1,721,394
Simon Property Group LP:
4.6% 6/15/10	1,215,000	1,170,605
5.1% 6/15/15	1,800,000	1,684,771
		61,888,025
Thrifts & Mortgage Finance – 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	1,890,000	1,748,242
Independence Community Bank Corp.:
3.5% 6/20/13 (h)	500,000	478,179
3.75% 4/1/14 (h)	2,610,000	2,471,657
Washington Mutual, Inc. 4.625% 4/1/14	3,080,000	2,791,931
		7,490,009

TOTAL FINANCIALS		163,309,436

INDUSTRIALS – 1.8%
Aerospace & Defense – 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	1,995,000	1,917,113
Bombardier, Inc. 6.3% 5/1/14 (c)	1,575,000	1,452,938
		3,370,051
Airlines – 1.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	179,494	182,300
6.978% 10/1/12	473,028	484,675
7.024% 4/15/11	1,370,000	1,407,675
7.324% 4/15/11	500,000	485,000
7.858% 4/1/13	2,000,000	2,126,822
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,675,732	2,679,822
7.056% 3/15/11	1,330,000	1,368,354
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	2,020,000	2,020,000
U.S. Airways pass thru trust certificates 6.85% 7/30/19	978,139	998,925
United Airlines pass thru Certificates:
6.071% 9/1/14	1,055,492	1,042,014

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Airlines – continued
United Airlines pass thru Certificates: – continued
6.201% 3/1/10	$ 447,887	$ 447,887
6.602% 9/1/13	1,326,853	1,321,686
		14,565,160
Industrial Conglomerates – 0.3%
Hutchison Whampoa International 03/13 Ltd. 6.5%
2/13/13 (c)	4,330,000	4,429,521
Road & Rail 0.3%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,774,731
Norfolk Southern Corp. 5.257% 9/17/14	1,731,000	1,672,999
		4,447,730

TOTAL INDUSTRIALS		26,812,462

MATERIALS 0.5%
Metals & Mining – 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (c)	5,580,000	5,734,929
Paper & Forest Products 0.1%
International Paper Co. 4.25% 1/15/09	1,165,000	1,125,622

TOTAL MATERIALS		6,860,551

TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 1.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,100,000	1,112,718
AT&T Broadband Corp. 8.375% 3/15/13	3,000,000	3,358,449
British Telecommunications PLC:
8.375% 12/15/10	295,000	327,719
8.875% 12/15/30	775,000	979,595
Deutsche Telekom International Finance BV 5.25% 7/22/13	1,445,000	1,380,565
SBC Communications, Inc. 4.125% 9/15/09	5,000,000	4,781,870
Sprint Capital Corp. 8.375% 3/15/12	2,050,000	2,304,895
Telecom Italia Capital:
4% 1/15/10	4,940,000	4,651,736
4.95% 9/30/14	1,780,000	1,629,348
Telefonos de Mexico SA de CV 4.75% 1/27/10	4,695,000	4,521,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
TELUS Corp. yankee 7.5% 6/1/07	$ 1,310,000	$ 1,337,245
Verizon Global Funding Corp. 7.25% 12/1/10	1,697,000	1,798,632
		28,184,569
Wireless Telecommunication Services – 0.5%
America Movil SA de CV 4.125% 3/1/09	1,010,000	968,113
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,820,000	3,086,295
Vodafone Group PLC 5.5% 6/15/11	2,540,000	2,511,796
		6,566,204

TOTAL TELECOMMUNICATION SERVICES		34,750,773

UTILITIES – 3.6%
Electric Utilities – 2.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,265,000	2,215,714
Exelon Corp.:
4.9% 6/15/15	1,075,000	988,630
6.75% 5/1/11	970,000	1,012,360
Exelon Generation Co. LLC 5.35% 1/15/14	3,000,000	2,881,047
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,073,045
Monongahela Power Co. 5% 10/1/06	1,370,000	1,366,394
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	413,378
Pepco Holdings, Inc.:
4% 5/15/10	1,270,000	1,190,455
6.45% 8/15/12	950,000	967,573
PPL Energy Supply LLC 5.7% 10/15/35	3,070,000	2,946,727
Progress Energy, Inc.:
5.625% 1/15/16	4,000,000	3,865,136
7.1% 3/1/11	1,800,000	1,901,599
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	3,780,632
TXU Energy Co. LLC 7% 3/15/13	3,210,000	3,324,514
		29,927,204
Gas Utilities 0.2%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,074,663
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (c)	1,180,000	1,168,200
		2,242,863

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

UTILITIES – continued
Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	$ 3,052,000	$ 3,232,553
TXU Corp. 5.55% 11/15/14	1,645,000	1,530,344
		4,762,897
Multi-Utilities – 1.1%
Dominion Resources, Inc.:
4.75% 12/15/10	2,050,000	1,966,018
6.25% 6/30/12	5,295,000	5,362,066
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	3,400,000	3,404,461
PSEG Funding Trust I 5.381% 11/16/07	3,392,000	3,379,650
Sempra Energy 7.95% 3/1/10	830,000	893,844
TECO Energy, Inc. 7% 5/1/12	1,170,000	1,205,100
		16,211,139

TOTAL UTILITIES		53,144,103

TOTAL NONCONVERTIBLE BONDS
(Cost $371,524,406)		363,204,888

U.S. Government and Government Agency Obligations 29.7%

U.S. Government Agency Obligations 10.9%
Fannie Mae:
3.25% 2/15/09	18,000,000	17,116,614
4.375% 7/17/13	4,850,000	4,560,930
5.25% 8/1/12	30,000,000	29,507,850
5.5% 3/15/11	10,790,000	10,888,826
6% 5/15/11	17,655,000	18,201,934
6.25% 2/1/11	735,000	759,681
Freddie Mac:
5.25% 11/5/12	1,405,000	1,370,429
5.75% 1/15/12	24,318,000	24,843,366
5.875% 3/21/11	2,655,000	2,701,120
6.625% 9/15/09	48,400,000	50,541,894

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		160,492,644
U.S. Treasury Inflation Protected Obligations 6.4%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	29,365,840	27,921,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Treasury Inflation Protected Obligations continued
U.S. Treasury Inflation-Indexed Notes: – continued
2% 1/15/14	$41,076,078	$40,082,114
2% 7/15/14	27,405,560	26,707,980

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		94,711,414
U.S. Treasury Obligations – 12.4%
U.S. Treasury Bonds 6.25% 5/15/30	970,000	1,096,251
U.S. Treasury Notes:
3.125% 4/15/09	25,000,000	23,803,700
3.375% 10/15/09	51,000,000	48,549,603
4.25% 8/15/13	35,902,000	34,248,533
4.375% 12/15/10	8,910,000	8,710,567
4.75% 5/15/14	67,425,000	66,168,649

TOTAL U.S. TREASURY OBLIGATIONS		182,577,303

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $456,431,065)		437,781,361

U.S. Government Agency Mortgage Securities 8.7%

Fannie Mae – 7.6%
3.749% 12/1/34 (h)	228,158	224,295
3.75% 9/1/33 (h)	1,008,635	983,731
3.75% 1/1/34 (h)	194,875	189,557
3.752% 10/1/33 (h)	198,035	193,207
3.752% 10/1/33 (h)	232,082	226,106
3.792% 6/1/34 (h)	883,509	854,282
3.829% 1/1/35 (h)	195,348	192,223
3.833% 4/1/33 (h)	614,130	603,088
3.847% 1/1/35 (h)	564,620	555,224
3.853% 11/1/34 (h)	1,174,872	1,156,850
3.854% 10/1/33 (h)	5,148,804	5,040,679
3.869% 1/1/35 (h)	335,913	330,720
3.913% 5/1/34 (h)	74,803	74,795
3.917% 12/1/34 (h)	171,370	168,774
3.957% 1/1/35 (h)	241,103	237,583
3.96% 5/1/33 (h)	66,966	65,892
3.978% 12/1/34 (h)	244,973	241,541
3.983% 12/1/34 (h)	1,234,154	1,216,888

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
3.988% 1/1/35 (h)	$ 160,209	$ 157,908
4% 8/1/18	3,398,429	3,177,463
4.006% 2/1/35 (h)	170,684	168,211
4.021% 2/1/35 (h)	155,188	153,103
4.048% 10/1/18 (h)	172,072	168,864
4.05% 1/1/35 (h)	102,451	100,985
4.066% 4/1/33 (h)	63,154	62,315
4.09% 2/1/35 (h)	114,413	112,808
4.091% 2/1/35 (h)	314,121	309,830
4.092% 2/1/35 (h)	109,656	108,233
4.106% 2/1/35 (h)	596,215	588,798
4.109% 1/1/35 (h)	344,355	339,799
4.115% 2/1/35 (h)	400,325	394,977
4.122% 1/1/35 (h)	601,313	593,820
4.144% 1/1/35 (h)	507,565	502,910
4.153% 2/1/35 (h)	312,009	308,025
4.166% 11/1/34 (h)	86,029	85,098
4.176% 1/1/35 (h)	287,910	284,420
4.178% 1/1/35 (h)	621,266	614,358
4.178% 1/1/35 (h)	408,744	397,462
4.188% 10/1/34 (h)	501,026	497,158
4.22% 3/1/34 (h)	162,871	159,550
4.223% 1/1/35 (h)	175,535	173,531
4.248% 1/1/34 (h)	535,756	526,177
4.25% 2/1/35 (h)	213,007	207,247
4.267% 2/1/35 (h)	115,353	114,128
4.27% 10/1/34 (h)	61,910	61,340
4.28% 8/1/33 (h)	390,529	385,823
4.283% 3/1/35 (h)	189,868	187,599
4.287% 7/1/34 (h)	149,474	149,011
4.294% 3/1/33 (h)	243,062	240,432
4.299% 5/1/35 (h)	263,968	261,230
4.315% 10/1/33 (h)	91,368	90,031
4.316% 3/1/33 (h)	96,997	94,373
4.339% 9/1/34 (h)	277,689	275,143
4.345% 6/1/33 (h)	119,787	118,468
4.354% 9/1/34 (h)	1,720,730	1,705,725
4.354% 9/1/34 (h)	650,598	648,594
4.356% 1/1/35 (h)	210,893	205,657
4.357% 4/1/35 (h)	134,853	133,322
4.362% 2/1/34 (h)	459,843	452,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.392% 1/1/35 (h)	$ 235,428	$ 233,173
4.393% 11/1/34 (h)	2,614,213	2,591,391
4.395% 5/1/35 (h)	590,490	583,971
4.398% 2/1/35 (h)	302,032	294,593
4.434% 10/1/34 (h)	961,170	953,749
4.436% 4/1/34 (h)	305,131	301,754
4.438% 3/1/35 (h)	274,251	267,622
4.465% 8/1/34 (h)	599,071	589,720
4.474% 5/1/35 (h)	152,742	151,246
4.481% 1/1/35 (h)	284,072	281,904
4.495% 3/1/35 (h)	648,333	633,629
4.5% 8/1/33 to 3/1/35	1,597,059	1,468,140
4.512% 10/1/35 (h)	91,797	90,674
4.521% 3/1/35 (h)	602,893	589,714
4.526% 2/1/35 (h)	3,233,648	3,189,444
4.54% 2/1/35 (h)	1,263,500	1,253,960
4.541% 7/1/34 (h)	289,589	289,962
4.543% 2/1/35 (h)	133,953	132,967
4.545% 7/1/35 (h)	715,812	708,668
4.546% 2/1/35 (h)	192,810	191,323
4.555% 1/1/35 (h)	421,585	418,567
4.559% 9/1/34 (h)	768,836	763,931
4.579% 2/1/35 (h)	583,887	572,922
4.579% 7/1/36 (h)	1,432,680	1,428,540
4.584% 8/1/34 (h)	273,607	273,732
4.584% 7/1/35 (h)	784,072	776,749
4.587% 2/1/35 (h)	1,912,538	1,874,192
4.618% 7/1/34 (h)	7,699,230	7,658,348
4.626% 11/1/34 (h)	626,080	615,575
4.629% 9/1/34 (h)	87,347	87,464
4.633% 3/1/35 (h)	103,162	102,481
4.641% 1/1/33 (h)	137,769	136,929
4.668% 11/1/34 (h)	675,191	664,597
4.677% 3/1/35 (h)	1,574,836	1,565,639
4.704% 3/1/35 (h)	343,155	337,002
4.705% 10/1/32 (h)	49,341	49,225
4.726% 7/1/34 (h)	559,626	551,976
4.728% 1/1/35 (h)	938,451	934,087
4.731% 2/1/33 (h)	42,253	42,045
4.74% 10/1/34 (h)	760,031	749,512
4.746% 1/1/35 (h)	36,192	36,010

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.747% 10/1/32 (h)	$ 52,188	$ 51,927
4.78% 12/1/34 (h)	530,595	522,997
4.798% 12/1/32 (h)	280,191	279,163
4.798% 12/1/34 (h)	209,646	206,854
4.812% 6/1/35 (h)	939,094	933,469
4.815% 2/1/33 (h)	281,648	280,547
4.815% 5/1/33 (h)	10,604	10,567
4.83% 8/1/34 (h)	219,981	219,592
4.844% 11/1/34 (h)	613,570	606,096
4.873% 10/1/34 (h)	2,294,151	2,267,975
4.969% 12/1/32 (h)	19,747	19,709
4.984% 11/1/32 (h)	149,880	149,638
5% 2/1/35 (h)	93,989	93,812
5.042% 7/1/34 (h)	117,285	116,460
5.063% 11/1/34 (h)	57,052	56,987
5.081% 9/1/34 (h)	1,919,448	1,906,472
5.103% 9/1/34 (h)	200,573	199,351
5.104% 5/1/35 (h)	1,350,337	1,349,014
5.172% 5/1/35 (h)	775,530	770,303
5.177% 5/1/35 (h)	2,090,430	2,075,839
5.197% 8/1/33 (h)	291,344	290,310
5.197% 6/1/35 (h)	962,823	963,140
5.221% 5/1/35 (h)	2,147,709	2,134,179
5.231% 3/1/35 (h)	120,681	120,162
5.318% 7/1/35 (h)	133,982	134,180
5.343% 12/1/34 (h)	353,956	353,347
5.5% 9/1/10 to 5/1/25	8,381,346	8,267,553
5.505% 2/1/36 (h)	3,561,337	3,548,872
5.636% 1/1/36 (h)	994,562	994,900
6% 5/1/16 to 4/1/17	1,241,282	1,257,354
6.5% 12/1/13 to 3/1/35	12,139,975	12,394,410
6.5% 5/1/36 (d)	2,360,481	2,399,736
7% 2/1/09 to 6/1/33	3,125,518	3,214,450
7.5% 8/1/17 to 9/1/28	980,666	1,024,510
8.5% 6/1/11 to 9/1/25	148,794	157,937
9.5% 2/1/25	28,046	30,253
10.5% 8/1/20	21,402	24,301
11% 8/1/15	182,605	194,954
12.5% 12/1/13 to 4/1/15	14,440	16,760

TOTAL FANNIE MAE		111,946,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Freddie Mac – 1.0%
4.05% 12/1/34 (h)	$ 201,667	$ 198,293
4.106% 12/1/34 (h)	299,820	295,107
4.152% 1/1/35 (h)	888,904	875,348
4.263% 3/1/35 (h)	273,597	269,720
4.294% 5/1/35 (h)	470,290	464,030
4.304% 12/1/34 (h)	279,514	271,643
4.353% 2/1/35 (h)	591,190	583,439
4.359% 3/1/35 (h)	442,661	430,085
4.379% 2/1/35 (h)	539,616	524,669
4.443% 3/1/35 (h)	275,676	268,029
4.45% 2/1/34 (h)	278,593	273,623
4.462% 6/1/35 (h)	416,698	410,876
4.482% 3/1/35 (h)	317,536	309,385
4.484% 3/1/35 (h)	1,963,369	1,930,286
4.552% 2/1/35 (h)	451,647	440,401
4.768% 10/1/32 (h)	38,461	38,185
4.869% 3/1/33 (h)	108,324	107,720
5.007% 4/1/35 (h)	1,489,482	1,482,124
5.069% 9/1/32 (h)	784,165	781,350
5.143% 4/1/35 (h)	1,323,704	1,309,196
5.338% 6/1/35 (h)	978,967	973,387
5.571% 1/1/36 (h)	1,745,175	1,736,693
5.588% 4/1/32 (h)	55,507	55,933
8.5% 9/1/24 to 8/1/27	97,746	104,865
10% 5/1/09	3,938	4,064
10.5% 5/1/21	27,438	28,882
11% 12/1/11	1,804	1,935
11.5% 10/1/15	6,826	7,733
11.75% 10/1/10	9,446	10,336

TOTAL FREDDIE MAC		14,187,337
Government National Mortgage Association 0.1%
4.25% 7/20/34 (h)	731,883	721,417
7% 3/15/28 to 11/15/28	778,477	811,766
7.5% 2/15/28 to 10/15/28	13,381	14,071
8% 11/15/06 to 10/15/24	34,257	34,850

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Government National Mortgage Association continued
8.5% 4/15/17 to 10/15/21	$ 144,959	$ 155,348
11% 7/20/19 to 8/20/19	7,757	8,957

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,746,409

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $129,230,022)		127,880,606

Asset Backed Securities 5.8%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.4594% 2/25/34 (h)	525,000	526,512
Class M2, 6.0594% 2/25/34 (h)	600,000	604,071
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1,
8.75% 9/9/30 (c)(h)	392,923	397,834
American Express Credit Account Master Trust Series 2004-1
Class B, 5.1513% 9/15/11 (h)	1,430,000	1,435,770
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class E, 5.82% 6/6/12 (c)	733,694	731,361
Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,865,684
Series 2006-1:
Class A3, 5.11% 10/6/10	58,000	57,751
Class B1, 5.2% 3/6/11	175,000	174,720
Class C1, 5.28% 11/6/11	1,085,000	1,076,585
Class D, 5.49% 4/6/12	1,245,000	1,233,794
Class E1, 6.62% 5/6/13 (c)	1,335,000	1,334,012
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.3894% 4/25/34 (h)	300,000	299,984
Class M2, 5.4394% 4/25/34 (h)	225,000	224,988
Asset Backed Securities Corp. Home Equity Loan Trust Series
2003-HE7 Class A3, 5.2613% 12/15/33 (h)	296,899	297,821
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.2813% 12/15/09 (h)	1,290,000	1,293,358
Series 2002-C1 Class C1, 5.8613% 12/15/09 (h)	1,840,000	1,853,033
Series 2004-B2 Class B2, 4.37% 4/15/12	3,100,000	3,005,245
Bear Stearns Asset Backed Securities I Series 2005-HE2:
Class M1, 5.4594% 2/25/35 (h)	1,555,000	1,561,797
Class M2, 5.7094% 2/25/35 (h)	570,000	574,260
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	585,000	582,289
Class B, 5.26% 10/15/10	560,000	555,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Capital One Master Trust:
Series 2001-1 Class B, 5.4113% 12/15/10 (h)	$ 2,130,000	$ 2,142,449
Series 2001-8A Class B, 5.4513% 8/17/09 (h)	3,015,000	3,019,310
Capital One Multi-Asset Execution Trust:
Series 2003-B5 Class B5, 4.79% 8/15/13	1,470,000	1,422,764
Series 2004-6 Class B, 4.15% 7/16/12	2,560,000	2,462,342
Cendant Timeshare Receivables Funding LLC Series 2005-1A
Class A1, 4.67% 5/20/17 (c)	865,951	848,672
Chase Credit Card Owner Trust Series 2004-1 Class B,
5.1013% 5/15/09 (h)	1,020,000	1,019,930
CIT Equipment Collateral Trust Series 2006-VT1 Class A3,
5.13% 12/21/08	1,990,000	1,983,781
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	1,040,000	1,016,645
Series 2006-B2 Class B2, 5.15% 3/7/11	1,315,000	1,305,754
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	1,420,000	1,417,316
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.4594% 5/25/34 (h)	1,770,000	1,775,189
Series 2004-3 Class M1, 5.4594% 6/25/34 (h)	350,000	351,216
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	1,150,000	1,109,639
Class C, 5.074% 6/15/35 (c)	1,044,000	1,003,730
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.6394% 11/25/33 (h)	18,996	19,003
Class M2, 6.7094% 11/25/33 (h)	200,000	201,046
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.5094% 3/25/34 (h)	100,000	100,250
Class M4, 5.8594% 3/25/34 (h)	75,000	75,506
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05%
11/15/09	1,375,000	1,369,574
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 5.5094% 1/25/34 (h)	1,100,000	1,106,500
Class M2, 6.1094% 1/25/34 (h)	1,275,000	1,286,496
Series 2005 A:
Class M1, 5.3894% 1/25/35 (h)	375,000	377,114
Class M2, 5.4194% 1/25/35 (h)	550,000	552,330
Class M3, 5.4494% 1/25/35 (h)	300,000	301,677
Class M4, 5.6394% 1/25/35 (h)	225,000	227,131
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,700,000	1,670,781

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
GSAMP Trust Series 2004-FM2:
Class M1, 5.4594% 1/25/34 (h)	$ 577,042	$ 577,011
Class M2, 6.0594% 1/25/34 (h)	400,000	399,979
Class M3, 6.2594% 1/25/34 (h)	400,000	399,979
Home Equity Asset Trust:
Series 2003-2 Class M1, 5.8394% 8/25/33 (h)	634,210	636,463
Series 2003-4:
Class M1, 5.7594% 10/25/33 (h)	1,045,000	1,049,331
Class M2, 6.8594% 10/25/33 (h)	1,240,000	1,249,052
Series 2004-3 Class M2, 6.1594% 8/25/34 (h)	535,000	542,757
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.2363% 1/20/35 (h)	475,979	476,650
Class M2, 5.2663% 1/20/35 (h)	357,828	358,701
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	1,180,000	1,176,791
Series 2006-1:
Class A3, 5.13% 6/15/10	440,000	439,208
Class B, 5.29% 11/15/12	185,000	184,570
Class C, 5.34% 11/15/12	235,000	234,411
Long Beach Mortgage Loan Trust Series 2003-3 Class M1,
5.7094% 7/25/33 (h)	2,441,358	2,453,165
MBNA Credit Card Master Note Trust Series 2003-B2 Class
B2, 5.2913% 10/15/10 (h)	350,000	352,110
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.4594% 7/25/34 (h)	500,000	499,974
Class M2, 5.5094% 7/25/34 (h)	100,000	99,995
Class M3, 5.9094% 7/25/34 (h)	200,000	199,989
Class M4, 6.0594% 7/25/34 (h)	125,000	125,200
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.0594% 12/27/32 (h)	460,000	464,940
Series 2003-NC8 Class M1, 5.6594% 9/25/33 (h)	664,956	667,946
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.9594% 1/25/32 (h)	856,671	857,539
Series 2002-NC1 Class M1, 5.7594% 2/25/32 (c)(h)	706,794	707,356
Series 2002-NC3 Class M1, 5.6794% 8/25/32 (h)	375,000	375,799
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	1,960,000	884,764
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	950,000	214,510
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57%
6/15/09	2,219,145	2,207,594
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.4094% 6/25/34 (h)	350,000	350,417
Class M4, 5.9344% 6/25/34 (h)	585,000	588,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34%
5/15/12	$ 1,045,000	$ 1,018,686
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3
Class A2A, 5.0794% 6/25/36 (h)	2,487,617	2,487,878
Providian Master Note Trust Series 2006-B1A Class B1, 5.35%
3/15/13 (c)	2,690,000	2,680,753
SLM Private Credit Student Loan Trust Series 2004-A Class C,
5.86% 6/15/33 (h)	1,190,000	1,204,585
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 5.3513% 3/15/11 (c)(h)	2,320,000	2,319,638
Superior Wholesale Inventory Financing Trust XII Series
2005-A12:
Class B, 5.3813% 6/15/10 (h)	1,425,000	1,421,763
Class C, 6.1013% 6/15/10 (h)	710,000	711,649
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94%
10/20/10	3,815,000	3,748,578
West Penn Funding LLC Series 1999-A Class A3, 6.81%
9/25/08	550,042	551,591
WFS Financial Owner Trust Series 2005-1 Class D, 4.09%
8/15/12	585,625	575,072
World Omni Auto Receivables Trust Series 2006-A Class A3,
5.01% 10/15/10	1,315,000	1,309,819
TOTAL ASSET BACKED SECURITIES
(Cost $86,004,140)		85,657,718

Collateralized Mortgage Obligations 6.4%

Private Sponsor 4.4%
Adjustable Rate Mortgage Trust floater Series 2005-2 Class
6A2, 5.2394% 6/25/35 (h)	358,001	358,368
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3678% 12/25/33 (h)	279,953	279,856
Class 2A1, 4.1685% 12/25/33 (h)	1,174,898	1,147,188
Series 2003-L Class 2A1, 3.9757% 1/25/34 (h)	2,207,988	2,144,713
Series 2004-B:
Class 1A1, 3.4268% 3/25/34 (h)	613,572	605,704
Class 2A2, 4.1079% 3/25/34 (h)	871,558	845,771
Series 2004-C Class 1A1, 3.3621% 4/25/34 (h)	1,316,387	1,296,345
Series 2004 D:
Class 1A1, 3.5351% 5/25/34 (h)	1,628,140	1,595,860
Class 2A2, 4.1994% 5/25/34 (h)	2,287,700	2,218,332
Series 2004-G Class 2A7, 4.5675% 8/25/34 (h)	1,743,893	1,702,684

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
Private Sponsor continued
Bank of America Mortgage Securities, Inc.: – continued
Series 2004-H Class 2A1, 4.4764% 9/25/34 (h)	$ 1,854,415	$ 1,806,254
Series 2005-E Class 2A7, 4.6134% 6/25/35 (h)	1,570,000	1,525,844
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.1215% 8/25/35 (h)	3,468,618	3,442,170
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.3294% 4/25/34 (h)	245,898	246,112
Series 2004-AR6 Class 9A2, 5.3294% 10/25/34 (h)	506,436	507,561
Granite Master Issuer PLC floater Series 2006-1A Class C2,
5.2569% 12/20/54 (c)(h)	1,200,000	1,199,652
Granite Mortgages PLC floater Series 2004-2 Class 1C, 5.63%
6/20/44 (h)	300,174	300,439
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3,
4.9624% 11/25/35 (h)	445,000	433,926
Master Asset Securitization Trust Series 2004-9 Class 7A1,
6.332% 5/25/17 (h)	1,712,096	1,707,554
Master Seasoned Securitization Trust Series 2004-1 Class 1A1,
6.237% 8/25/17 (h)	1,287,603	1,295,566
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 4.79% 7/25/30 (h)	1,498,857	1,497,821
Series 2003-E Class XA1, 0.9967% 10/25/28 (h)(j)	7,784,879	70,927
Series 2003-G Class XA1, 1% 1/25/29 (j)	6,860,339	69,342
Series 2003-H Class XA1, 1% 1/25/29 (c)(j)	5,977,081	61,894
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 5.2494% 7/25/35 (h)	1,175,716	1,176,818
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,854,381	1,854,361
Series 2004-SL2 Class A1, 6.5% 10/25/16	244,609	247,204
Series 2004-SL3 Class A1, 7% 8/25/16	3,124,414	3,193,362
Residential Finance LP/Residential Finance Development Corp.
floater:
Series 2003-B:
Class B3, 6.3988% 7/10/35 (c)(h)	2,282,368	2,334,301
Class B4, 6.5988% 7/10/35 (c)(h)	1,711,776	1,750,690
Class B5, 7.1988% 7/10/35 (c)(h)	1,616,677	1,657,356
Class B6, 7.6988% 7/10/35 (c)(h)	760,789	781,792
Series 2003-CB1:
Class B3, 6.2988% 6/10/35 (c)(h)	797,852	813,549
Class B4, 6.4988% 6/10/35 (c)(h)	712,367	727,255
Class B5, 7.0988% 6/10/35 (c)(h)	484,410	496,010
Class B6, 7.5988% 6/10/35 (c)(h)	289,696	297,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development Corp.
floater: – continued
Series 2004-B:
Class B4, 5.9488% 2/10/36 (c)(h)	$ 291,324	$ 295,891
Class B5, 6.3988% 2/10/36 (c)(h)	291,324	295,694
Class B6, 6.8488% 2/10/36 (c)(h)	97,108	98,565
Series 2004-C:
Class B4, 5.7988% 9/10/36 (h)	391,214	397,082
Class B5, 6.1988% 9/10/36 (h)	489,017	492,685
Class B6, 6.5988% 9/10/36 (h)	97,803	98,292
Residential Funding Securities Corp. Series 2003-RP2 Class
A1, 5.4094% 6/25/33 (c)(h)	702,459	705,422
Sequoia Mortgage Funding Trust Series 2003-A Class AX1,
0.8% 10/21/08 (c)(j)	23,441,194	110,579
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 5.31%
9/20/34 (h)	1,006,715	1,007,729
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4,
5.1893% 10/20/35 (h)	355,000	349,250
WAMU Mortgage pass thru certificates:
floater Series 2005-AR13 Class A1C1, 5.1494%
10/25/45 (h)	1,994,881	1,993,801
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	560,526	558,734
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,854,005
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	233,917	236,929
Series 2004-RA2 Class 2A, 7% 7/25/33	361,689	369,263
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4532% 9/25/34 (h)	1,883,068	1,884,139
Series 2005-AR10 Class 2A2, 4.1095% 6/25/35 (h)	2,797,144	2,731,908
Series 2005-AR4 Class 2A2, 4.5306% 4/25/35 (h)	2,371,288	2,308,001
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (h)	1,267,866	1,247,449
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (h)	3,615,000	3,574,678

TOTAL PRIVATE SPONSOR		65,300,017
U.S. Government Agency 2.0%
Fannie Mae planned amortization class Series 2003-39 Class
PV, 5.5% 9/25/22	3,045,000	3,014,664
Fannie Mae Grantor Trust floater Series 2005-90 Class FG,
5.2094% 10/25/35 (h)	5,572,035	5,558,080

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-84 Class GC, 4.5% 5/25/15	$ 1,540,000	$ 1,492,771
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,812,125
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	174,967	167,060
Series 2004-45 Class AV, 4.5% 10/25/22	1,355,000	1,334,753
Series 2004-86 Class KC, 4.5% 5/25/19	763,498	734,953
Series 2004-91 Class AH, 4.5% 5/25/29	1,582,291	1,536,538
Freddie Mac planned amortization class:
Series 2104 Class PG, 6% 12/15/28	1,590,000	1,593,584
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,066,131
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,433,283
Series 3018 Class UD, 5.5% 9/15/30	1,735,000	1,720,242
Series 3102 Class OH, 1/15/36 (k)	1,665,000	1,190,475
sequential pay:
Series 2777 Class AB, 4.5% 6/15/29	3,588,994	3,483,806
Series 2809 Class UA, 4% 12/15/14	1,067,671	1,041,986

TOTAL U.S. GOVERNMENT AGENCY		29,180,451

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $95,385,697)		94,480,468

Commercial Mortgage Securities 7.7%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29 .	78,274	79,206
Series 1997-D5:
Class A2, 6.3148% 2/14/43 (h)	1,230,000	1,298,665
Class A3, 6.3648% 2/14/43 (h)	1,320,000	1,362,488
Class PS1, 1.107% 2/14/43 (h)(j)	16,993,224	712,485
Banc of America Commercial Mortgage, Inc. Series 2002-2
Class XP, 1.7835% 7/11/43 (c)(h)(j)	10,961,126	565,984
Banc of America Large Loan, Inc.:
floater Series 2003-BBA2:
Class C, 5.3713% 11/15/15 (c)(h)	265,000	265,564
Class D, 5.4513% 11/15/15 (c)(h)	410,000	411,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Banc of America Large Loan, Inc.: – continued
floater Series 2003-BBA2:
Class F, 5.8013% 11/15/15 (c)(h)	$ 295,000	$ 295,994
Class H, 6.3013% 11/15/15 (c)(h)	265,000	266,550
Class J, 6.8513% 11/15/15 (c)(h)	275,000	277,254
Class K, 7.5013% 11/15/15 (c)(h)	245,000	243,926
Series 2006-ESH:
Class A, 5.74% 7/14/11 (c)(h)	731,304	728,408
Class B, 5.84% 7/14/11 (c)(h)	364,678	363,236
Class C, 5.99% 7/14/11 (c)(h)	730,330	727,446
Class D, 6.62% 7/14/11 (c)(h)	424,462	423,071
Bank of America Large Loan, Inc. floater:
Series 2005 ESHA:
Class E, 5.46% 7/14/20 (c)(h)	725,000	727,702
Class F, 5.63% 7/14/20 (c)(h)	435,000	436,618
Class G, 5.76% 7/14/20 (c)(h)	215,000	215,798
Class H, 5.98% 7/14/20 (c)(h)	290,000	291,074
Series 2005-MIB1:
Class C, 5.2113% 3/15/22 (c)(h)	335,000	334,799
Class D, 5.2613% 3/15/22 (c)(h)	340,000	339,792
Class F, 5.3713% 3/15/22 (c)(h)	330,000	329,798
Class G, 5.4313% 3/15/22 (c)(h)	215,000	214,869
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.3194% 4/25/34 (c)(h)	1,324,438	1,326,094
Class B, 6.8594% 4/25/34 (c)(h)	139,415	140,722
Class M1, 5.5194% 4/25/34 (c)(h)	139,415	139,763
Class M2, 6.1594% 4/25/34 (c)(h)	69,707	70,404
Series 2004-2 Class A, 5.3894% 8/25/34 (c)(h)	1,296,892	1,300,945
Series 2004-3:
Class A1, 5.3294% 1/25/35 (c)(h)	1,447,843	1,451,462
Class A2, 5.3794% 1/25/35 (c)(h)	212,918	213,184
Class M1, 5.4594% 1/25/35 (c)(h)	255,502	255,981
Class M2, 5.9594% 1/25/35 (c)(h)	170,334	172,144
Series 2005-4A:
Class A2, 5.3494% 1/25/36 (c)(h)	1,863,582	1,864,746
Class B1, 6.3594% 1/25/36 (c)(h)	98,083	99,064
Class M1, 5.4094% 1/25/36 (c)(h)	588,500	589,971
Class M2, 5.4294% 1/25/36 (c)(h)	196,167	196,780
Class M3, 5.4594% 1/25/36 (c)(h)	294,250	295,169
Class M4, 5.5694% 1/25/36 (c)(h)	98,083	98,451
Class M5, 5.6094% 1/25/36 (c)(h)	98,083	98,451
Class M6, 5.6594% 1/25/36 (c)(h)	98,083	98,451

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (c)	$ 770,000	$ 758,153
Series 2003-T12 Class X2, 0.7259% 8/13/39 (c)(h)(j)	6,003,816	128,745
Series 2004 ESA:
Class B, 4.888% 5/14/16 (c)	1,410,000	1,390,282
Class C, 4.937% 5/14/16 (c)	880,000	868,902
Class D, 4.986% 5/14/16 (c)	320,000	316,404
Class E, 5.064% 5/14/16 (c)	995,000	987,078
Class F, 5.182% 5/14/16 (c)	240,000	238,424
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL,
0.6989% 5/15/35 (c)(h)(j)	23,215,319	1,272,169
Chase Commercial Mortgage Securities Corp. Series
2001-245 Class A2, 5.8567% 2/12/16 (c)(h)	980,000	1,016,834
COMM floater Series 2002-FL7 Class D, 5.4713%
11/15/14 (c)(h)	137,143	137,361
Commercial Mortgage Asset Trust sequential pay Series
1999-C2 Class A1, 7.285% 11/17/32	1,318,471	1,340,908
Commercial Mortgage pass thru certificates floater Series
2005-FL11:
Class B, 5.1513% 11/15/17 (c)(h)	734,833	734,731
Class E, 5.2913% 11/15/17 (c)(h)	329,925	329,812
Class F, 5.3513% 11/15/17 (c)(h)	299,932	299,911
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1:
Class A2, 5.4013% 12/15/21 (c)(h)	365,000	364,999
Class B, 5.6513% 12/15/21 (c)(h)	945,000	944,995
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	1,239,578	1,258,207
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,725,864	2,777,889
Series 1999-C1 Class A2, 7.29% 9/15/41	7,524,217	7,880,318
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	786,318
Series 2001-CK6 Class AX, 0.645% 9/15/18 (j)	32,849,056	998,730
Deutsche Mortgage & Asset Receiving Corp. sequential pay
Series 1998-C1 Class D, 7.231% 6/15/31	635,000	658,607
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,066,028	4,117,415
Series 2000-CF1:
Class A1A, 7.45% 6/10/33	345,298	346,455
Class A1B, 7.62% 6/10/33	1,855,000	1,992,448
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (c)	1,500,000	1,501,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Equitable Life Assurance Society of the United States: -
continued
Series 174 Class C1, 7.52% 5/15/06 (c)	$ 1,000,000	$ 1,000,988
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	371,084	375,639
GE Capital Commercial Mortgage Corp. Series 2001-1 Class
X1, 0.4789% 5/15/33 (c)(h)(j)	22,228,651	759,606
GGP Mall Properties Trust sequential pay Series 2001-C1A
Class A2, 5.007% 11/15/11 (c)	4,781,083	4,775,420
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8884%
10/16/23 (h)	323,344	327,457
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,915,362
Series 2003-47 Class C, 4.227% 10/16/27	2,941,320	2,836,485
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,811,124
Series 2003-47 Class XA, 0.0207% 6/16/43 (h)(j)	7,707,544	409,405
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3
Class X2, 0.7315% 12/10/41 (h)(j)	13,163,132	328,140
Greenwich Capital Commercial Funding Corp. Series
2005-GG3 Class XP, 0.8029% 8/10/42 (c)(h)(j)	61,434,000	1,877,706
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,518,904
Series 2001-LIBA Class C, 6.733% 2/14/16 (c)	815,000	858,365
Series 2005-GG4 Class XP, 0.7342% 7/10/39 (c)(h)(j)	47,170,000	1,523,464
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	2,895,000	2,895,079
Heller Financial Commercial Mortgage Asset Corp. sequential
pay Series 2000-PH1 Class A1, 7.715% 1/17/34	517,556	519,256
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055%
10/3/15 (c)	1,145,581	1,188,792
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,405,000	1,459,136
Host Marriott Pool Trust sequential pay Series 1999-HMTA
Class B, 7.3% 8/3/15 (c)	530,000	558,717
JPMorgan Chase Commercial Mortgage Securities Corp. Series
2004-C1 Class X2, 0.9964% 1/15/38 (c)(h)(j)	4,615,357	163,511
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09 .	1,693,592	1,717,875
Series 2001-C3 Class B, 6.512% 6/15/36	1,065,000	1,113,205

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B,
4.13% 11/20/37 (c)	$ 4,000,000	$ 3,621,712
Lehman Brothers Floating Rate Commercial Mortgage Trust
floater Series 2003-LLFA:
Class J, 6.9513% 12/16/14 (c)(h)	1,480,000	1,470,366
Class K1, 7.4513% 12/16/14 (c)(h)	770,000	764,149
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2,
1.0698% 7/15/56 (c)(h)(j)	15,702,244	687,666
Morgan Stanley Dean Witter Capital I Trust sequential pay
Series 2001-PPM Class A2, 6.4% 2/15/31	1,633,218	1,666,698
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	1,160,586	1,179,061
Nationslink Funding Corp. sequential pay Series 1999-2 Class
A1C, 7.03% 6/20/31	198,164	198,919
Thirteen Affiliates of General Growth Properties, Inc. sequential
pay Series 1 Class A2, 6.602% 11/15/07 (c)	2,500,000	2,543,818
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	2,004,216	2,034,451
Class C4, 6.893% 5/15/16 (c)	8,000,000	8,430,578
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	2,723,663	2,626,458
Series 2003-C8 Class A3, 4.445% 11/15/35	4,050,000	3,887,907
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $115,555,851)		112,817,369

Foreign Government and Government Agency Obligations 0.7%

Israeli State (guaranteed by U.S. Government through
Agency for International Development) 4.625%
6/15/13	480,000	444,600
United Mexican States:
5.625% 1/15/17	3,775,000	3,605,125
5.875% 1/15/14	2,510,000	2,482,390
7.5% 1/14/12	3,650,000	3,916,450
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,311,223)		10,448,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Fixed Income Funds 15.9%
	Shares	Value (Note 1)
Fidelity Specialized High Income Central Investment Portfolio (i)	150,068	$ 14,808,710
Fidelity Ultra-Short Central Fund (i)	2,199,447	218,822,972
TOTAL FIXED INCOME FUNDS
(Cost $233,482,773)		233,631,682
Preferred Securities 0.1%
	Principal
	Amount

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h)
(Cost $2,030,000)	$ 2,030,000	2,010,079
Cash Equivalents 0.3%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations), in a joint trading account at:
4.78%, dated 4/28/06 due 5/1/06	$ 3,659,457	3,658,000
4.79%, dated 4/28/06 due 5/1/06 (a)	1,485,593	1,485,000
TOTAL CASH EQUIVALENTS
(Cost $5,143,000)		5,143,000

TOTAL INVESTMENT PORTFOLIO 100.0%
(Cost $1,505,098,177)		1,473,055,736

NET OTHER ASSETS – 0.0%		(502,795)
NET ASSETS 100%	$ 1,472,552,941

See accompanying notes which are an integral part of the financial statements.
31	Semiannual Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive monthly notional amount multiplied
by 2.5% and pay Credit Suisse First Bos-
ton upon default event of Ameriquest
Mortgage Securities, Inc., par value of
the notional amount of Ameriquest Mort-
gage Securities, Inc. Series 2004-R11
Class M9, 8.03% 11/25/34	Dec. 2034	$ 625,000	$ 3,097
Receive monthly notional amount multiplied
by 3.05% and pay Merrill Lynch upon
default event of Morgan Stanley ABS
Capital I, Inc., par value of the propor-
tional notional amount of Morgan Stanley
ABS Capital I, Inc. Series 2004-NC8
Class B3, 7.2913% 9/25/34	Oct. 2034	400,000	6,679
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the no-
tional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004-HE7 Class B3,
7.6913% 8/25/34	Sept. 2034	409,000	9,188
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the no-
tional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004-NC7 Class B3,
7.6913% 7/25/34	August 2034	409,000	8,648
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley
ABS Capital I, Inc., par value of the no-
tional amount of Morgan Stanley ABS
Capital I, Inc. Series 2004-HE8 Class B3,
7.3913% 9/25/34	Oct. 2034	409,000	9,728
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc.,
par value of the notional amount of
Morgan Stanley ABS Capital I, Inc. Series
2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	409,000	2,678
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	409,000	2,276
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc.,
par value of the notional amount of
Morgan Stanley ABS Capital I, Inc. Series
2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	$ 409,000	$ 2,703
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place
Securities, Inc., par value of the notional
amount of Park Place Securities, Inc.
Series 2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	370,000	5,016
Receive monthly notional amount multiplied
by 1.65% and pay Goldman Sachs upon
default event of Fieldstone Mortgage
Investment Corp., par value of the
notional amount of Fieldstone Mortgage
Investment Corp. Series 2004-2 Class
M5, 6.3413% 7/25/34	August 2034	494,000	3,276
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place
Securities, Inc., par value of the notional
amount of Park Place Securities, Inc.
Series 2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	409,000	6,198
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home
Loans, Inc., par value of the notional
amount of Countrywide Home Loans, Inc.
Series 2003-BC1 Class B1, 7.6913%
3/25/32	April 2032	137,441	593
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-1
Class M9, 7.3913% 2/25/34	March 2034	494,000	2,150
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.0413% 1/25/34	Feb. 2034	177,693	405

See accompanying notes which are an integral part of the financial statements.

	33	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 2.7% and pay Merrill Lynch, Inc. upon
default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M9, 6.4606%
5/25/35	June 2035	$ 2,410,000	$ 22,196
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed
Securities Trust Series 2003-NC1 Class
M6, 8.1913% 4/25/33	May 2033	409,000	5,000
Receive quarterly a fixed rate of .4%
multiplied by the notional amount and
pay to Merrill Lynch, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 4
Index, par value of the proportional
notional amount (f)	June 2010	10,000,000	14,600
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and
pay to Goldman Sachs, upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 5
Index, par value of the proportional
notional amount (g)	Dec. 2010	15,000,000	75,000
Receive quarterly a fixed rate of .5%
multiplied by the notional amount and
pay to Merrill Lynch, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 3
Index, par value of the proportional
notional amount (e)	March 2010	6,373,600	48,886
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to Deutsche Bank, upon each default event
of one of the issues of Dow Jones CDX
N.A. Investment Grade 3 Index, par value
of the proportional notional amount (e)	March 2015	6,373,600	57,299
Receive quarterly notional amount
multiplied by .30% and pay Deutsche
Bank upon default event of Entergy
Corp., par value of the notional amount
of Entergy Corp. 7.75% 12/15/09	March 2008	2,315,000	6,366

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount
multiplied by .30% and pay Goldman
Sachs upon default event of Entergy
Corp., par value of the notional amount
of Entergy Corp. 7.75% 12/15/09	March 2008	$ 1,690,000	$ 4,647
Receive quarterly notional amount
multiplied by .35% and pay Goldman
Sachs upon default event of Southern
California Edison Co., par value of the
notional amount of Southern California
Edison Co. 7.625% 1/15/10	Sept. 2010	1,600,000	4,160
Receive quarterly notional amount
multiplied by .37% and pay Goldman
Sachs upon default event of Pacific Gas &
Electric Co., par value of the notional
amount of Pacific Gas & Electric Co.
4.8% 3/1/14	March 2011	1,380,000	4,416
Receive quarterly notional amount
multiplied by .37% and pay Morgan
Stanley, Inc. upon default event of Pacific
Gas & Electric Co. par value of the
notional amount of Pacific Gas & Electric
Co. 4.8% 3/1/14	March 2011	1,000,000	3,200

TOTAL CREDIT DEFAULT SWAPS		$ 54,112,334	$ 308,405
Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.3875% and pay quarterly a floating
rate based on 3-month LIBOR with Credit
Suisse First Boston	March 2010	6,425,000	(210,483)
Receive semi-annually a fixed rate equal to
4.708% and pay quarterly a floating rate
based on 3-month LIBOR with Citibank	Jan. 2009	40,000,000	(148,000)
Receive semi-annually a fixed rate equal to
4.7515% and pay quarterly a floating
rate based on 3-month LIBOR with UBS	Jan. 2009	30,000,000	(71,100)
Receive semi-annually a fixed rate equal to
4.756% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Jan. 2009	50,000,000	(95,000)
Receive semi-annually a fixed rate equal to
4.8575% and pay quarterly a floating
rate based on 3-month LIBOR with
Lehman Brothers, Inc.	Dec. 2008	14,440,000	17,328

See accompanying notes which are an integral part of the financial statements.

	35	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps continued
Receive semi-annually a fixed rate equal to
4.921% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Dec. 2008	$ 62,300,000	$ 181,916
Receive semi-annually a fixed rate equal to
5.3315% and pay quarterly a floating
rate based on 3-month LIBOR with
JPMorgan Chase, Inc.	April 2011	15,000,000	(40,200)

TOTAL INTEREST RATE SWAPS		$ 218,165,000	$ (365,539)
Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	2,700,000	(25,044)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index
and pay monthly a floating rate based on
1-month LIBOR with Citibank	Sept. 2006	5,900,000	(21,540)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	5,400,000	(125,461)

TOTAL TOTAL RETURN SWAPS		$ 14,000,000	$ (172,045)

		$ 286,277,334	$ (229,179)

Legend (a) Includes investment made with cash collateral received from securities on loan. (b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $124,717,136
or 8.5% of net assets.

(d) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

(e) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) Dow Jones CDX N.A. Investment Grade
4 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(g) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(h) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(i) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
advisor.fidelity.com. The reports are
located just after the fund’s financial
statements and quarterly reports but are
not part of the financial statements or
quarterly reports. In addition, the
fixed-income central fund’s financial
statements are available on the EDGAR
Database on the SEC’s web site,
www.sec.gov, or upon request.

(j) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(k) Principal Only Strips represent the right
to receive the monthly principal
payments on an underlying pool of
mortgage loans.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Specialized High Income Central Investment Portfolio	$ 489,018
Fidelity Ultra Short Central Fund	4,950,265
Total	$ 5,439,283

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value, beginning	Purchases	Sales	Value, end	% ownership,
Fund	of period		Proceeds	of period	end of period
Fidelity
Specialized
High Income
Central
Investment
Portfolio	$ 14,756,186	$ —	$ —	$ 14,808,710	7.1%
Fidelity
Ultra Short
Central Fund	198,736,992	19,999,008	—	218,822,972	3.1%
Total	$ 213,493,178	$ 19,999,008	$ —	$ 233,631,682

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Financial Statements

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $1,455,882 and repurchase agreements of
$5,143,000) See accompanying schedule:
Unaffiliated issuers (cost $1,271,615,404)	$1,239,424,054
Affiliated Central Funds (cost $233,482,773)	233,631,682
Total Investments (cost $1,505,098,177)	$1,473,055,736
Cash	201,934
Receivable for investments sold	1,248,509
Receivable for swap agreements	17,499
Receivable for fund shares sold	3,235,585
Dividends receivable	81,980
Interest receivable	12,692,415
Prepaid expenses	4,233
Total assets	1,490,537,891

Liabilities
Payable for investments purchased
Regular delivery	$ 5,659,917
Delayed delivery	996,239
Payable for fund shares redeemed	8,335,586
Distributions payable	297,036
Swap agreements, at value	229,179
Accrued management fee	392,759
Distribution fees payable	241,358
Other affiliated payables	299,190
Other payables and accrued expenses	48,686
Collateral on securities loaned, at value	1,485,000
Total liabilities	17,984,950

Net Assets	$ 1,472,552,941
Net Assets consist of:
Paid in capital	$1,509,714,873
Undistributed net investment income	3,454,135
Accumulated undistributed net realized gain (loss) on
investments	(8,445,314)
Net unrealized appreciation (depreciation) on
investments	(32,170,753)
Net Assets	$ 1,472,552,941

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($234,451,890 ÷ 21,971,643 shares)	$ 10.67
Maximum offering price per share (100/96.25 of $10.67)	$ 11.09
Class T:
Net Asset Value and redemption price per share
($551,266,229 ÷ 51,639,996 shares)	$ 10.68
Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class B:
Net Asset Value and offering price per share
($53,679,213 ÷ 5,035,328 shares)A	$ 10.66
Class C:
Net Asset Value and offering price per share
($64,788,908 ÷ 6,082,060 shares)A	$ 10.65
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($568,366,701 ÷ 53,161,422 shares)	$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 40

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Interest		$ 29,642,155
Income from affiliated Central Funds		5,439,283
Total income		35,081,438

Expenses
Management fee	$ 2,365,273
Transfer agent fees	1,535,203
Distribution fees	1,543,121
Accounting and security lending fees	265,348
Independent trustees’ compensation	2,984
Custodian fees and expenses	28,624
Registration fees	65,766
Audit	38,437
Legal	2,478
Miscellaneous	35,220
Total expenses before reductions	5,882,454
Expense reductions	(21,687)	5,860,767

Net investment income		29,220,671
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,857,254)
Swap agreements	(4,192,463)
Total net realized gain (loss)		(7,049,717)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(13,177,203)
Swap agreements	1,877,314
Total change in net unrealized appreciation
(depreciation)		(11,299,889)
Net gain (loss)		(18,349,606)
Net increase (decrease) in net assets resulting from
operations		$ 10,871,065

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,220,671	$ 48,634,982
Net realized gain (loss)	(7,049,717)	7,895,285
Change in net unrealized appreciation (depreciation)	(11,299,889)	(50,939,491)
Net increase (decrease) in net assets resulting from
operations	10,871,065	5,590,776
Distributions to shareholders from net investment income .	(31,537,959)	(46,348,627)
Distributions to shareholders from net realized gain	(6,729,693)	(17,912,078)
Total distributions	(38,267,652)	(64,260,705)
Share transactions - net increase (decrease)	45,524,084	165,772,627
Total increase (decrease) in net assets	18,127,497	107,102,698

Net Assets
Beginning of period	1,454,425,444	1,347,322,746
End of period (including undistributed net investment
income of $3,454,135 and undistributed net invest-
ment income of $5,771,423, respectively)	$ 1,472,552,941	$ 1,454,425,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.87	$ 11.34	$ 11.32	$ 11.06	$ 11.01	$ 10.30
Income from
Investment
Operations
Net investment
incomeE	.217	.397	.385	.420	.521H	.619
Net realized and un
realized gain (loss)	(.133)	(.338)	.120	.254	.055H	.713
Total from investment
operations	084	.059	.505	.674	.576	1.332
Distributions from net
investment income .	(.234)	(.379)	(.385)	(.414)	(.526)	(.622)
Distributions from net
realized gain	(.050)	(.150)	(.100)	—	—	—
Total distributions	(.284)	(.529)	(.485)	(.414)	(.526)	(.622)
Net asset value, end of
period	$ 10.67	$ 10.87	$ 11.34	$ 11.32	$ 11.06	$ 11.01
Total ReturnB,C,D	.77%	.54%	4.58%	6.16%	5.44%	13.28%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.76%A	.81%	.84%	.81%	.83%	.83%
Expenses net of fee
waivers, if any	.76%A	.81%	.84%	.81%	.83%	.83%
Expenses net of all
reductions	.75%A	.80%	.84%	.81%	.82%	.82%
Net investment
income	4.05%A	3.60%	3.42%	3.72%	4.82%H	5.82%
Supplemental Data
Net assets,
end of period
(000 omitted)	$234,452	$219,441	$186,748	$166,701	$133,236	$92,027
Portfolio turnover
rate	35%A	73%	96%	108%	121%	112%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.88	$ 11.35	$ 11.32	$ 11.06	$ 11.02	$ 10.31
Income from
Investment
Operations
Net investment
incomeE	.212	.386	.374	.408	.508H	.603
Net realized and un
realized gain (loss)	(.133)	(.338)	.130	.253	.044H	.713
Total from investment
operations	.079	.048	.504	.661	.552	1.316
Distributions from net
investment income .	(.229)	(.368)	(.374)	(.401)	(.512)	(.606)
Distributions from net
realized gain	(.050)	(.150)	(.100)	—	—	—
Total distributions	(.279)	(.518)	(.474)	(.401)	(.512)	(.606)
Net asset value, end of
period	$ 10.68	$ 10.88	$ 11.35	$ 11.32	$ 11.06	$ 11.02
Total ReturnB,C,D	.73%	.43%	4.56%	6.03%	5.21%	13.11%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.85%A	.91%	.95%	.93%	.95%	.97%
Expenses net of fee
waivers, if any	.85%A	.91%	.95%	.93%	.95%	.97%
Expenses net of all
reductions	.84%A	.91%	.95%	.93%	.95%	.97%
Net investment
income	3.96%A	3.49%	3.32%	3.60%	4.70%H	5.67%
Supplemental Data
Net assets,
end of period
(000 omitted)	$551,266	$622,245	$680,947	$711,263	$684,618	$546,276
Portfolio turnover
rate	35%A	73%	96%	108%	121%	112%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.86	$ 11.33	$ 11.31	$ 11.05	$ 11.01	$ 10.30
Income from
Investment
Operations
Net investment
incomeE	.175	.310	.295	.331	.436H	.534
Net realized and un
realized gain (loss)	(.133)	(.338)	.120	.253	.044H	.713
Total from investment
operations	.042	(.028)	.415	.584	.480	1.247
Distributions from net
investment income	(.192)	(.292)	(.295)	(.324)	(.440)	(.537)
Distributions from net
realized gain	(.050)	(.150)	(.100)	—	—	—
Total distributions	(.242)	(.442)	(.395)	(.324)	(.440)	(.537)
Net asset value, end of
period	$ 10.66	$ 10.86	$ 11.33	$ 11.31	$ 11.05	$ 11.01
Total ReturnB,C,D	.38%	(.25)%	3.75%	5.32%	4.52%	12.40%
Ratios to Average Net AssetsF,G
Expenses before
reductions	1.54%A	1.61%	1.66%	1.60%	1.61%	1.62%
Expenses net of fee
waivers, if any	1.54%A	1.60%	1.65%	1.60%	1.61%	1.62%
Expenses net of all
reductions	1.54%A	1.60%	1.65%	1.60%	1.61%	1.62%
Net investment
income	3.27%A	2.80%	2.62%	2.92%	4.03%H	5.02%
Supplemental Data
Net assets,
end of period
(000 omitted)	$53,679	$73,017	$118751	$154,697	$178,062	$113,424
Portfolio turnover
rate	35%A	73%	96%	108%	121%	112%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002		2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.85	$ 11.32	$ 11.30	$ 11.04	$ 11.00		$ 10.29
Income from
Investment
Operations
Net investment
incomeE	.170	.301	.289	.322	.428H		.525
Net realized and
unrealized gain
(loss)	(.132)	(.337)	.120	.254	.044H		.716
Total from investment
operations	038	(.036)	.409	.576	.472		1.241
Distributions from net
investment income	(.188)	(.284)	(.289)	(.316)	(.432)		(.531)
Distributions from net
realized gain	(.050)	(.150)	(.100)	—	—		—
Total distributions	(.238)	(.434)	(.389)	(.316)	(.432)		(.531)
Net asset value, end
of period	$ 10.65	$ 10.85	$ 11.32	$ 11.30	$ 11.04		$ 11.00
Total ReturnB,C,D	.34%	(.33)%	3.70%	5.26%	4.45%		12.34%
Ratios to Average Net AssetsF,G
Expenses before
reductions	1.62%A	1.67%	1.70%	1.67%	1.68%		1.69%
Expenses net of fee
waivers, if any	1.62%A	1.67%	1.70%	1.67%	1.68%		1.69%
Expenses net of all
reductions	1.62%A	1.67%	1.70%	1.67%	1.68%		1.69%
Net investment
income	3.18%A	2.73%	2.57%	2.86%	3.96%H		4.96%
Supplemental Data
Net assets,
end of period
(000 omitted)	$64,789	$74,522	$91,149	$113,849 $98,158		$63,538
Portfolio turnover
rate	35%A	73%	96%	108%	121%		112%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.89	$ 11.36	$ 11.34	$ 11.08	$ 11.03	$ 10.32
Income from
Investment
Operations
Net investment
incomeD	.226	.417	.400	.437	.539G	.638
Net realized and
unrealized gain
(loss)	(.133)	(.339)	.122	.254	.053G	.711
Total from investment
operations	093	.078	.522	.691	.592	1.349
Distributions from net
investment income .	(.243)	(.398)	(.402)	(.431)	(.542)	(.639)
Distributions from net
realized gain	(.050)	(.150)	(.100)	—	—	—
Total distributions	(.293)	(.548)	(.502)	(.431)	(.542)	(.639)
Net asset value, end
of period	$ 10.69	$ 10.89	$ 11.36	$ 11.34	$ 11.08	$ 11.03
Total ReturnB,C	.86%	.71%	4.72%	6.30%	5.59%	13.45%
Ratios to Average Net AssetsE,F
Expenses before
reductions	.58%A	.63%	.70%	.66%	.67%	.66%
Expenses net of fee
waivers, if any	.58%A	.63%	.70%	.66%	.67%	.66%
Expenses net of all
reductions	.58%A	.63%	.70%	.66%	.67%	.66%
Net investment
income	4.22%A	3.77%	3.57%	3.87%	4.97%G	5.98%
Supplemental Data
Net assets,
end of period
(000 omitted)	$568,367	$465,201	$269,727	$155,302	$114,546	$91,168
Portfolio turnover
rate	35%A	73%	96%	108%	121%	112%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

48

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds are accrued as earned. Interest income in cludes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an infla tion indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation		$ 5,408,508
Unrealized depreciation		(34,677,780)
Net unrealized appreciation (depreciation)		$ (29,269,272)
Cost for federal income tax purposes		$ 1,502,325,008

	49		Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

50

2. Operating Policies continued

Swap Agreements continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a no tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Mortgage Dollar Rolls continued

enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $180,868,147 and $128,858,639, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribu tion and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 170,319	$ 6,725
Class T	0%	.25%	736,838	5,753
Class B	.65%	.25%	285,422	206,891
Class C	.75%	.25%	350,542	30,662
			$ 1,543,121	$ 250,031

Semiannual Report		52

4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 25,349
Class T	5,726
Class B*	40,067
Class C*	5,877
$ 77,019

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 249,131	.22*
Class T	618,302	.21*
Class B	77,887	.25*
Class C	79,436	.23*
Institutional Class	510,447	.20*
	$ 1,535,203

* Annualized

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income producing debt securities, with an emphasis on lower quality debt securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, each CIP may also partici pate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Semiannual Report

54

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,437 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $6,305.

7. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $3,428. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$ 4,509
Class T	13,436
Class C	314
$ 18,259

55 Semiannual Report

Notes to Financial Statements (Unaudited) continued
8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

		Six months ended		Year ended
		April 30, 2006		October 31, 2005
From net investment income
Class A		$ 4,910,765		$ 6,750,916
Class T		12,561,314		21,938,255
Class B		1,139,546		2,468,615
Class C		1,227,119		2,155,983
Institutional Class		11,699,215		13,034,858
Total		$ 31,537,959		$ 46,348,627
From net realized gain
Class A		$ 1,020,135		$ 2,485,599
Class T		2,809,300		8,985,225
Class B		314,308		1,506,398
Class C		331,622		1,194,745
Institutional Class		2,254,328		3,740,111
Total		$ 6,729,693		$ 17,912,078

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	5,072,075	8,880,810	$ 54,728,063	$ 98,032,653
Reinvestment of distributions	477,436	712,081	5,148,914	7,878,261
Shares redeemed	(3,763,598)	(5,873,872)	(40,592,726)	(64,959,678)
Net increase (decrease)	1,785,913	3,719,019	$ 19,284,251	$ 40,951,236

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56

10. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class T
Shares sold	6,771,256	17,421,833	$ 73,073,392	$192,781,788
Reinvestment of distributions	1,355,234	2,664,683	14,630,088	29,505,458
Shares redeemed	(13,701,496)	(22,891,513)	(147,861,677)	(253,165,506)
Net increase (decrease)	(5,575,006)	(2,804,997)	$ (60,158,197)	$ (30,878,260)
Class B
Shares sold	268,646	796,684	$ 2,896,775	$ 8,809,947
Reinvestment of distributions	114,260	293,999	1,232,113	3,254,211
Shares redeemed	(2,070,309)	(4,848,523)	(22,320,927)	(53,542,026)
Net increase (decrease)	(1,687,403)	(3,757,840)	$ (18,192,039)	$ (41,477,868)
Class C
Shares sold	484,308	1,502,035	$ 5,220,004	$ 16,597,884
Reinvestment of distributions	120,925	254,887	1,302,695	2,818,224
Shares redeemed	(1,389,663)	(2,940,524)	(14,963,744)	(32,438,326)
Net increase (decrease)	(784,430)	(1,183,602)	$ (8,441,045)	$ (13,022,218)
Institutional Class
Shares sold	12,508,468	21,107,727	$135,346,176	$233,901,844
Reinvestment of distributions	1,251,472	1,430,815	13,520,970	15,843,665
Shares redeemed	(3,310,913)	(3,567,194)	(35,836,032)	(39,545,772)
Net increase (decrease)	10,449,027	18,971,348	$ 113,031,114	$ 210,199,737

57 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Intermediate Bond Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

58

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

59 Semiannual Report

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60

61 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Money
Management, Inc.
Fidelity Investments Japan Limited
Fidelity International
Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

LTBI-USAN-0606 1.784889.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II: Fidelity Advisor Intermediate Bond Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II: Fidelity Advisor Intermediate Bond Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 21, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 21, 2006